UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 to June 30, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2017
Voya Investors Trust
■  VY® BlackRock Inflation Protected Bond Portfolio

           Classes ADV, I and S

Voya Variable Insurance Trust

■  VY® Goldman Sachs Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Summary Portfolios of Investments (“Portfolio of Investments”)	26
Advisory and Sub-Advisory Contract Approval Discussion	56

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Guiding through the Headlines

Dear Shareholder,

So far this year, investors have been rewarded for, the most part, ignoring the volatility in news headlines and focusing on market fundamentals — improving corporate earnings in a supportive global economy. On the back of strong equity returns in 2017, one of the big questions on investors’ minds is, where does the U.S. now stand in the business and economic cycle? It matters greatly for asset allocators, who have to determine the proper mix of equity and fixed income investments in client portfolios.

In our view, the U.S. is squarely in the late stages of the business cycle, with the U.S. Federal Reserve Board (“Fed”) tightening monetary policy and unemployment falling to new lows. The rest of the world is behind the U.S. with more slack to be absorbed, but central banks are starting to talk about adjusting monetary policy to match underlying economic strength. We believe this is not necessarily bad for equities, especially when monetary policy is being renormalized from an extremely accommodative stance.

Monetary policy has been a critical driver of bond returns this year. Unemployment currently stands at 4.3%, below the 4.7% level above which the Fed believes inflation rises. But wage growth is tame and inflation has been soft for the past few months, which we believe should help corporate profit margins and work to extend the business cycle. With a benign interest-rate tightening cycle thus far, a currently low risk of recession and good but not spectacular growth, we believe that the U.S. is in a “goldilocks” environment, at least for the near term.

Does this mean one should assume that the good times will keep rolling? Maybe. The pace of equity gains may slow as we make it through the year, but that doesn’t mean investors should be switching their allocations. The best way to keep on track to meet your goals is not with the latest business media updates but with the guidance of your investment advisor. If your long-term investment goals have changed, thoroughly discuss them with your investment advisor before making any changes to your investment strategy.

We seek to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 31, 2017

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2017

As our new fiscal year got under way, investor sentiment was still reeling from the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, forged ahead in 2017, rising in every month, to end the first half of the fiscal year up 8.25%. (The Index returned 10.66% for the six-month period ended June 30, 2017, measured in U.S. dollars.)

Markets were thrown into disarray when on November 8, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.

Having drifted sideways, the Index jumped 5.5% by the end of 2016. The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.

The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundit’s lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.

Yet expectations for this agenda to drive the reflation trade soon faded in 2017. Item 1 would be to repeal and replace the Affordable Care Act. The second version of the bill narrowly passed the House on May 4 after the first was abandoned. The Senate’s somewhat different version still lacked 50 votes as June ended. Complex and contentious issues were involved, as they are with policies on tax reform, deregulation and infrastructure spending. Commentators increasingly cautioned that this and other political controversies would impede and at least delay any meaningful reflationary boost from policy.

However, investors seemed to take comfort from signs, emerging even before the election, of budding reflation in key economic areas, which would continue to grow in 2017.

In the euro zone, unemployment edged down to 9.3%, still high but the lowest in eight years. The region’s composite purchasing managers’ index reached and held at a six-year high. Gross domestic product (“GDP”) grew 1.9% year over year in the first quarter of 2017, within striking distance of the UK (2.0%) and U.S. (2.1%). The Economic Sentiment Indicator for June came in at the best level in nearly 10 years and by then European Central Bank President Draghi was hinting that monetary tightening was on the horizon.

China had been a grave concern early in 2016, due to declining growth, policy missteps and ballooning debt. But over the next 12 months, matters stabilized. While too much debt and sharply rising home prices were still problems, GDP growth was targeted at 6.5% year-over-year. Actual growth in the first quarter of 2017 was 6.9%. Very much in the reflation theme, producer prices, after 54 consecutive months of annual declines, turned and stayed positive from September 2016.

In the U.S., the labor market continued to tighten. The June employment report, although disappointing in the number of new jobs created (138,000), showed the unemployment rate falling to 4.3%. Corporate earnings were improving (see below). It was no surprise when the FOMC added a further 25bp (0.25%) in March and another in June to the federal funds rate.

To be sure there remained areas of sluggishness, like core consumer price inflation and wage growth, but each piece of negative news, whether economic or political, seemed to excite a buy-the-dip mentality and June ended with the Index barely below its best level.

In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.27% in the half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index gained 1.87%, a little better than the coupon as the yield curve mostly fell. Indices of riskier classes outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.80%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.92%.

U.S. equities, represented by the S&P 500® Index including dividends, climbed 9.34% in the six months through June. The earnings per share of its constituent companies topped 13% growth year-over-year in the first quarter of 2017, the best since 2011. The technology sector was the leader, up 17.23%, although it fell more than 4% in the last three weeks on valuation concerns. Energy was the weakest sector, down 12.61%, with oil prices down nearly 14% over the period.

In currencies, the dollar fell 7.84% against the euro, 4.89% against the pound and 4.27% against the yen. While the U.S. was far ahead of the other regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher.

In international markets, the MSCI Japan® Index gained 5.89% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index added 9.23%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. The MSCI UK® Index rose 4.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations, resulted in a hung parliament.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2017*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,004.10	1.13%	$5.62	$1,000.00	$1,019.19	1.13%	$5.66
Class I	1,000.00	1,005.90	0.53	2.64	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,005.50	0.78	3.88	1,000.00	1,020.93	0.78	3.91
VY® Goldman Sachs Bond Portfolio	$1,000.00	$1,023.90	0.58%	$2.91	$1,000.00	$1,021.92	0.58%	$2.91

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2017 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
ASSETS:
Investments in securities at fair value+*	$444,087,577	$212,532,764
Short-term investments at fair value**	12,810,463	30,333,006
Total investments at fair value	$456,898,040	$242,865,770
Cash	160,025	79,912
Cash collateral for futures	—	422,334
Cash pledged for centrally cleared swaps (Note 2)	1,838,490	1,518,772
Foreign currencies at value***	733,651	98,088
Receivables:
Investment securities sold	17,694,851	2,912,020
Investment securities sold on a delayed-delivery or when-issued basis	—	16,813,047
Fund shares sold	722,128	184,567
Dividends	1,934	14,842
Interest	2,044,050	1,046,385
Unrealized appreciation on forward foreign currency contracts	58,101	1,379,768
Upfront payments paid on OTC swap agreements	—	41,858
Unrealized appreciation on OTC swap agreements	3,207,226	—
Prepaid expenses	2,637	1,085
Reimbursement due from manager	—	12,901
Other assets	18,666	2,641
Total assets	483,379,799	267,393,990
LIABILITIES:
Payable for investment securities purchased	19,712,737	3,110,119
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	46,133,320
Payable for fund shares redeemed	18,785	30,241
Payable for foreign cash collateral for futures****	16,399	56,665
Payable upon receipt of securities loaned	—	495,661
Sales commitmentsˆˆˆ	—	4,156,665
Unrealized depreciation on forward foreign currency contracts	383,709	1,118,340
Upfront payments received on OTC swap agreements	—	1,644
Unrealized depreciation on OTC swap agreements	866,672	174,011
Variation margin payable on centrally cleared swaps	95,674	19,518
Cash received as collateral for OTC derivatives (Note 2)	3,550,000	—
Payable for investment management fees	182,764	87,562
Payable for distribution and shareholder service fees	61,879	—
Payable to trustees under the deferred compensation plan (Note 6)	18,666	2,641
Payable for trustee fees	2,638	1,109
Payable for cash collateral for futures	30,517	—
Other accrued expenses and liabilities	97,603	92,317
Written options, at fair valueˆ	194,196	—
Total liabilities	25,232,239	55,479,813
NET ASSETS	$458,147,560	$211,914,177

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$536,123,989	$205,608,177
Undistributed (distributions in excess of) net investment income or accumulated net investment loss	(111,374)	6,376,676
Accumulated net realized loss	(79,005,136)	(667,930)
Net unrealized appreciation	1,140,081	597,254
NET ASSETS	$458,147,560	$211,914,177

+ Including securities loaned at value	$—	$482,273
* Cost of investments in securities	$445,751,533	$211,728,003
** Cost of short-term investments	$12,809,698	$30,363,089
*** Cost of foreign currencies	$732,174	$98,228
**** Cost of payable for foreign cash collateral for futures	$16,399	$56,664
ˆ Premiums received on written options	$1,019,052	$—
ˆˆˆ Proceeds receivable from sales commitments	$—	$4,168,984

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
Class ADV
Net assets	$51,062,328	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	5,588,922	n/a
Net asset value and redemption price per share	$9.14	n/a

Class I
Net assets	$229,545,413	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	24,252,897	n/a
Net asset value and redemption price per share	$9.46	n/a

Class S
Net assets	$177,539,819	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	18,907,141	n/a
Net asset value and redemption price per share	$9.39	n/a

Portfolio(1)
Net assets	n/a	$211,914,177
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	20,566,028
Net asset value and redemption price per share	n/a	$10.30

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
INVESTMENT INCOME:
Dividends	$39,759	$47,437
Interest, net of foreign taxes withheld*	5,716,932 (1)	2,927,491
Securities lending income, net	—	4,712
Total investment income	5,756,691	2,979,640
EXPENSES:
Investment management fees	1,357,710	550,316
Distribution and shareholder service fees:
Class ADV	154,906	—
Class S	227,535	—
Transfer agent fees	525	1,191
Shareholder reporting expense	14,480	7,240
Registration fees	—	4,466
Professional fees	31,415	26,690
Custody and accounting expense	51,565	115,075
Trustee fees	7,914	3,329
Miscellaneous expense	18,762	8,672
Total expenses	1,864,812	716,979
Waived and reimbursed fees	(104,651)	(76,084)
Net expenses	1,760,161	640,895
Net investment income	3,996,530	2,338,745
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,926,978)	1,372,056
Foreign currency related transactions	(414,018)	(502,772)
Futures	507,837	1,486,453
Swaps	1,830,466	154,336
Written options	1,048,576	—
Net realized gain (loss)	(954,117)	2,510,073
Net change in unrealized appreciation (depreciation) on:
Investments	5,316,204	1,007,192
Foreign currency related transactions	(551,645)	(632,533)
Futures	696,695	(573,700)
Swaps	(4,734,379)	(50,326)
Written options	125,323	—
Sales commitments	—	763,700
Net change in unrealized appreciation (depreciation)	852,198	514,333
Net realized and unrealized gain (loss)	(101,919)	3,024,406
Increase in net assets resulting from operations	$3,894,611	$5,363,151

* Foreign taxes withheld	$—	$298

(1)	Includes amortization of bond premiums and deflationary adjustments for U.S. Treasury and Foreign Government Inflation Bonds. Please refer to Note 2 for additional details regarding inflationary and deflationary adjustments to interest income for VY® BlackRock Inflation Protected Bond Portfolio.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
	Six Months Ended June 30, 2017	Year Ended December 31, 2016	Six Months Ended June 30, 2017	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$3,996,530	$5,754,983	$2,338,745	$3,982,504
Net realized gain (loss)	(954,117)	(6,211,444)	2,510,073	(2,500,907)
Net change in unrealized appreciation (depreciation)	852,198	21,268,014	514,333	3,597,036
Increase in net assets resulting from operations	3,894,611	20,811,553	5,363,151	5,078,633

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:				(4,529,620)
Class ADV	(381,219)	—	—	—
Class I	(4,397,495)	—	—	—
Class S	(2,176,392)	—	—	—
Total distributions	(6,955,106)	—	—	(4,529,620)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,387,361	93,157,435	34,972,807	100,578,739
Reinvestment of distributions	6,955,106	—	—	4,529,620
	37,342,467	93,157,435	34,972,807	105,108,359
Cost of shares redeemed	(130,476,621)	(127,760,432)	(55,267,824)	(66,578,679)
Net increase (decrease) in net assets resulting from capital share transactions	(93,134,154)	(34,602,997)	(20,295,017)	38,529,680
Net increase (decrease) in net assets	(96,194,649)	(13,791,444)	(14,931,866)	39,078,693

NET ASSETS:
Beginning of year or period	554,342,209	568,133,653	226,846,043	187,767,350
End of year or period	$458,147,560	$554,342,209	$211,914,177	$226,846,043
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$(111,374)	$2,847,202	$6,376,676	$4,037,931

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-17	9.17	0.05	•	(0.01)	0.04	0.07	—	—	0.07	—	9.14	0.41	1.17	1.13	1.13	1.09	51,062	61
12-31-16	8.88	0.05		0.24	0.29	—	—	—	—	—	9.17	3.27	1.21	1.12	1.12	0.53	52,110	73
12-31-15	9.24	(0.05)		(0.22)	(0.27)	0.09	—	0.00 *	0.09	—	8.88	(2.89)	1.30	1.11	1.11	(0.52)	54,750	470
12-31-14	9.15	0.05		0.15	0.20	0.11	—	—	0.11	—	9.24	2.14	1.30	1.11	1.11	0.57	63,936	527
12-31-13	10.74	(0.07	)•	(0.88)	(0.95)	—	0.64	—	0.64	—	9.15	(8.98)	1.29	1.14	1.14	(0.66)	74,204	613
12-31-12	10.73	0.02		0.61	0.63	0.04	0.58	—	0.62	—	10.74	5.95	1.28	1.13	1.13	0.19	102,747	475
Class I
06-30-17	9.55	0.08	•	(0.02)	0.06	0.15	—	—	0.15	—	9.46	0.59	0.57	0.53	0.53	1.67	229,545	61
12-31-16	9.19	0.11		0.25	0.36	—	—	—	—	—	9.55	3.92	0.56	0.52	0.52	1.15	311,949	73
12-31-15	9.54	0.01	•	(0.23)	(0.22)	0.08	—	0.05	0.13	—	9.19	(2.35)	0.55	0.51	0.51	0.16	311,110	470
12-31-14	9.42	0.11		0.16	0.27	0.15	—	—	0.15	—	9.54	2.81	0.55	0.51	0.51	1.18	450,442	527
12-31-13	10.97	(0.00	)*	(0.91)	(0.91)	—	0.64	—	0.64	—	9.42	(8.41)	0.54	0.54	0.54	(0.05)	476,969	613
12-31-12	10.91	0.09		0.61	0.70	0.06	0.58	—	0.64	—	10.97	6.56	0.53	0.53	0.53	0.83	508,369	475
Class S
06-30-17	9.45	0.07	•	(0.02)	0.05	0.11	—	—	0.11	—	9.39	0.55	0.82	0.78	0.78	1.43	177,540	61
12-31-16	9.12	0.09		0.24	0.33	—	—	—	—	—	9.45	3.62	0.81	0.77	0.77	0.89	190,284	73
12-31-15	9.48	(0.02)		(0.22)	(0.24)	0.09	—	0.03	0.12	—	9.12	(2.61)	0.80	0.76	0.76	(0.19)	202,274	470
12-31-14	9.37	0.09		0.15	0.24	0.13	—	—	0.13	—	9.48	2.54	0.80	0.76	0.76	0.90	243,300	527
12-31-13	10.94	(0.04	)•	(0.89)	(0.93)	—	0.64	—	0.64	—	9.37	(8.62)	0.79	0.79	0.79	(0.40)	301,374	613
12-31-12	10.90	0.06		0.61	0.67	0.05	0.58	—	0.63	—	10.94	6.26	0.78	0.78	0.78	0.50	587,903	475
VY® Goldman Sachs Bond Portfolio
06-30-17	10.06	0.11	•	0.13	0.24	—	—	—	—	—	10.30	2.39	0.65	0.58	0.58	2.12	211,914	163
12-31-16	10.02	0.20	•	0.08	0.28	0.24	—	—	0.24	—	10.06	2.70	0.66	0.58	0.58	2.00	226,846	490
02-20-15(5)–12-31-15	10.00	0.15	•	(0.13)	0.02	—	—	—	—	—	10.02	0.20	0.61	0.58	0.58	1.77	187,767	507

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-five active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Goldman Sachs Bond are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable. Goldman Sachs Bond does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Prior to May 1, 2017, Directed Services LLC, a Delaware limited liability company, served as the investment adviser to BlackRock Inflation Protected Bond. There were no changes to the services provided or the fees charged to BlackRock Inflation Protected Bond upon the replacement of Directed Services LLC with Voya Investments. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2017, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

1.	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

2.	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Goldman Sachs Bond are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2017, the maximum amount of loss that BlackRock Inflation Protected Bond and Goldman Sachs Bond would incur if the counterparties to their derivative

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions failed to perform would be $4,618,507 and $1,379,768, respectively, which represents the gross payments to be received by the Portfolios on OTC purchased options, forward foreign currency contracts, and OTC inflation-linked swaps were they to be unwound as of June 30, 2017. At June 30, 2017, BlackRock Inflation Protected Bond had received $3,550,000 in cash collateral from certain counterparties. There was no cash collateral pledged to Goldman Sachs Bond by any counterparty at June 30, 2017.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had a liability position of $1,415,700 and $1,252,137, respectively, on open OTC credit default and inflation-linked swaps, forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2017, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond did not pledge any cash collateral for their open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

For the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2017.

	Purchased	Sold
BlackRock Inflation Protected Bond	$19,023,570	$33,021,472
Goldman Sachs Bond	166,481,492	84,558,138

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

At June 30, 2017, BlackRock Inflation Protected Bond has pledged U.S. Treasury Inflation Indexed Protected Securities with an original par value of $598,000 with the broker as collateral for open futures contracts. The security has been footnoted as pledged in the Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts at June 30, 2017.

	Purchased	Sold
BlackRock Inflation Protected Bond	$220,371,460	$277,094,858
Goldman Sachs Bond	100,442,213	44,028,311

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had purchased and written options on exchange-traded futures contracts to manage its duration strategy and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written exchange-traded futures contracts at June 30, 2017.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had purchased and written options on foreign currencies to manage its foreign exchange exposure and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written foreign currency options at June 30, 2017.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. Please refer to the Portfolio of Investments and the tables following for open purchased and written interest rate swaptions at June 30, 2017.

During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had written inflation rate caps to generate income. Please refer to the tables following the Portfolio of Investments for open written inflation rate caps at June 30, 2017.

Please refer to Note 9 for the volume of both purchased and written option activity for BlackRock Inflation Protected Bond during the six months ended June 30, 2017.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

A Portfolio may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2017, for which a Portfolio is seller of protection are disclosed following the Portfolio of Investments for Goldman Sachs Bond. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2017, Goldman Sachs Bond had bought and sold credit protection on credit default swap indices (“CDX”) and single name issuers (Corporate or Sovereign). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Goldman Sachs Bond used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit and commercial mortgage-backed securities market. In addition, Goldman Sachs Bond bought credit protection on single name issuers to reduce its risk exposure to defaults of corporate and/or sovereign issuers.

For the six months ended June 30, 2017, Goldman Sachs Bond had an average notional amount of $11,433,333 on credit default swaps to buy protection and an average notional amount of $2,247,500 on credit default swaps to sell protection. Please refer to the tables following the Portfolio of Investments for open credit default swaps to buy protection at June 30, 2017. There were no open credit default swaps to sell protection at June 30, 2017.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $21,957,503 and $255,459,464, respectively.

For the six months ended June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $74,968,174 and $107,527,551, respectively.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Portfolio of Investments for open interest rate swaps at June 30, 2017.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

At June 30, 2017, BlackRock Inflation Protected Bond and Goldman Sachs Bond had pledged $1,838,490 and $1,518,772, respectively, in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2017, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had an average notional amount of $33,106,903 on long inflation-linked swaps.

For the six months ended June 30, 2017, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a fixed interest rate and receive a floating rate linked to an inflation index (“Short inflation-linked swap”). During the six months ended June 30, 2017, BlackRock Inflation Protected Bond had an average notional amount of $289,191,081 on short inflation-linked swaps.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of its inflation strategy. Please refer to the tables following the Portfolio of Investments for open inflation-linked swaps at June 30, 2017.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N.  Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. Please refer to the table following the Portfolio of Investments for open sales commitments held by Goldman Sachs Bond at June 30, 2017.

O.  Structured Products. Goldman Sachs Bond invests in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ‘structured’ by the purchaser (a Portfolio) and the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. Please refer to the Portfolio of Investments for structured products held by Goldman Sachs Bond at June 30, 2017.

P.  When-Issued and Delayed-Delivery Transactions. Goldman Sachs Bond may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

To mitigate counterparty risk, a Portfolio may enter into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2017, there was no cash collateral pledged or received by the Portfolio for open when-issued or delayed-delivery transactions.

Q.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2017, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$92,273,522	$112,472,482
Goldman Sachs Bond	49,258,603	35,329,049

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$213,760,408	$284,236,045
Goldman Sachs Bond	384,602,328	309,894,203

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million;
0.50% on the next $800 million; and
0.40% on the amount in excess of $1 billion
Goldman Sachs Bond	0.50% on the first $750 million; and
0.48% on assets over $750 million

(1)	The Investment Adviser has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Trusts and the Investment Adviser have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Bond	Goldman Sachs Asset Management, L.P.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2017, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	12.19%
Voya Insurance and Annuity Company	BlackRock Inflation Protected Bond	37.54
Voya Retirement Conservative Portfolio	BlackRock Inflation Protected Bond	13.41
Voya Retirement Moderate Portfolio	BlackRock Inflation Protected Bond	15.90
Voya Solution 2025 Portfolio	Goldman Sachs Bond	25.44
Voya Solution Income Portfolio	BlackRock Inflation Protected Bond	6.85
	Goldman Sachs Bond	23.74

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of a Portfolio, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected Bond	Class ADV: 1.23%
Class I: 0.63%
Class S: 0.88%
Goldman Sachs Bond	0.58%

The Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
Portfolio	2018	2019	2020	Total
Goldman Sachs Bond	$15,449	$115,335	$149,846	$280,630

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

The Expense Limitation Agreements are contractual through May 1, 2018 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 19, 2017, the line of credit was renewed and each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2017.

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	Number of Contracts	Cost
Balance at 12/31/2016	719	$423,745
Options Purchased	6,406	2,423,864
Options Terminated in Closing Sell Transactions	(4,403)	(1,542,178)
Options Expired	(1,954)	(859,208)
Balance at 06/30/2017	768	$446,223

Transactions in purchased foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	CHF Notional	EUR Notional	GBP Notional	USD Notional	Cost
Balance at 12/31/2016	11,260,000	10,520,000	—	—	$355,050
Options Purchased	—	30,790,000	78,950,000	20,085,000	861,557
Options Terminated in Closing Sell Transactions	—	—	(13,175,000)	—	(230,348)
Options Expired	(11,260,000)	(41,310,000)	(50,045,000)	—	(769,578)
Balance at 06/30/2017	—	—	15,730,000	20,085,000	$216,681

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	USD Notional	EUR Notional	Cost
Balance at 12/31/2016	11,800,000	10,100,000	$2,369,669
Options Purchased	20,810,000	—	541,388
Options Terminated in Closing Sell Transactions	(5,100,000)	—	(640,203)
Options Expired	—	—	—
Balance at 06/30/2017	27,510,000	10,100,000	$2,270,854

Transactions in written inflation rate caps for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/2016	3,140,000	$217,411
Balance at 06/30/2017	3,140,000	$217,411

Transactions in written options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2016	462	$254,005
Options Written	3,181	739,488
Options Terminated in Closing Purchase Transactions	(2,579)	(713,190)
Options Expired	(296)	(115,276)
Balance at 06/30/2017	768	$165,027

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	CHF Notional	EUR Notional	GBP Notional	USD Notional	Premiums Received
Balance at 12/31/2016	5,630,000	10,520,000	—	—	$97,588
Options Written	—	5,130,000	57,875,000	20,085,000	546,501
Options Terminated in Closing Sell Transactions	—	—	(21,960,000)	—	(200,623)
Options Expired	(5,630,000)	(15,650,000)	(28,050,000)	—	(338,269)
Balance at 06/30/2017	—	—	7,865,000	20,085,000	$105,197

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2017 were as follows:

	EUR Notional	GBP Notional	USD Notional	Premiums Received
Balance at 12/31/2016	10,100,000	—	83,600,000	$860,147
Options Written	—	11,030,000	44,000,000	247,258
Options Terminated in Closing Purchase Transactions	—	—	(127,600,000)	(575,988)
Options Expired	—	—	—	—
Balance at 06/30/2017	10,100,000	11,030,000	—	$531,417

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2017	228,421	—	41,329	(363,083)	(93,333)	2,101,992	—	381,219	(3,345,035)	(861,824)
12/31/2016	417,580	—	—	(898,707)	(481,127)	3,855,526	—	—	(8,253,074)	(4,397,548)
Class I
6/30/2017	2,341,057	—	460,710	(11,219,421)	(8,417,654)	22,462,652	—	4,397,495	(107,500,534)	(80,640,387)
12/31/2016	6,878,057	—	—	(8,047,014)	(1,168,957)	65,259,597	—	—	(76,426,152)	(11,166,555)
Class S
6/30/2017	615,466	—	229,768	(2,070,800)	(1,225,566)	5,822,717	—	2,176,392	(19,631,052)	(11,631,943)
12/31/2016	2,528,388	—	—	(4,566,921)	(2,038,533)	24,042,312	—	—	(43,081,206)	(19,038,894)
Goldman Sachs Bond
6/30/2017	3,431,993	—	—	(5,424,179)	(1,992,186)	34,972,807	—	—	(55,267,824)	(20,295,017)
12/31/2016	9,917,063	—	441,054	(6,536,981)	3,821,136	100,578,739	—	4,529,620	(66,578,679)	38,529,680

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 11 — SECURITIES LENDING (continued)

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of thecollateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of Goldman Sachs Bond’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2017:

Goldman Sachs Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$201,469	$(201,469)	$—
Deutsche Bank Securities Inc.	50,036	(50,036)	—
J.P. Morgan Securities LLC	141,307	(141,307)	—
SG Americas Securities, LLC	89,461	(89,461)	—
Total	$482,273	$(482,273)	$—

(1)	Collateral with a fair value of $495,661 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
	Ordinary Income	Ordinary Income
BlackRock Inflation Protected Bond	$6,955,106	$—
Goldman Sachs Bond	—	4,529,620

The tax-basis components of distributable earnings as of December 31, 2016 were:

			Capital Loss Carryforwards
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$3,104,390	$(617,017)	$(13,615,366)	Short-term	None
			(63,774,435)	Long-term	None
			$(77,389,801)
Goldman Sachs Bond	4,790,274	(1,398,766)	$(1,507,263)	Short-term	None
			(940,030)	Long-term	None
			$(2,447,293)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2017, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2017 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2017, the following Portfolio declared net investment income dividends of:

	Per Share Amount	Payable Date	Record Date
Goldman Sachs Bond	$0.2340	July 17, 2017	July 13, 2017

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Investment Type Allocation
as of June 30, 2017
(as a percentage of net assets)

U.S. Treasury Obligations	53.4%
Corporate Bonds/Notes	23.9%
U.S. Government Agency Obligations	14.3%
Foreign Government Bonds	5.0%
Purchased Options	0.3%
Assets in Excess of Other Liabilities*	3.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 23.9%
		Consumer, Cyclical: 1.1%
845,000		American Honda Finance Corp., 2.000%, 02/14/20	$847,115	0.2
370,000	#	BMW US Capital LLC, 1.500%, 04/11/19	368,649	0.1
795,000	#	BMW US Capital LLC, 2.150%, 04/06/20	799,236	0.1
530,000	#	Nissan Motor Acceptance Corp., 1.550%, 09/13/19	524,227	0.1
960,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	961,003	0.2
755,000	#	Nissan Motor Acceptance Corp., 2.250%, 01/13/20	757,077	0.2
885,000		PACCAR Financial Corp., 1.300%, 05/10/19	878,232	0.2
			5,135,539	1.1

		Consumer, Non-cyclical: 1.7%
2,200,000		Gilead Sciences, Inc., 1.850%, 09/04/18	2,205,617	0.5
3,000,000		Gilead Sciences, Inc., 2.350%, 02/01/20	3,029,562	0.6
2,545,000		Medtronic Global Holdings SCA, 1.700%, 03/28/19	2,547,351	0.6
			7,782,530	1.7

		Energy: 0.1%
615,000		Shell International Finance BV, 1.375%, 09/12/19	610,739	0.1

		Financial: 18.4%
595,000	#	AIG Global Funding, 2.150%, 07/02/20	594,786	0.1
1,385,000		American Express Credit Corp., 2.200%, 03/03/20	1,392,016	0.3
3,000,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/19	3,002,439	0.7
4,250,000		Bank of America NA, 2.050%, 12/07/18	4,270,715	0.9

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,500,000		Bank of New York Mellon Corp./The, 2.150%, 02/24/20	$1,509,108	0.3
2,850,000		Bank of Nova Scotia/The, 2.050%, 06/05/19	2,858,111	0.6
2,000,000		BNP Paribas SA, 2.400%, 12/12/18	2,017,424	0.5
5,000,000		Branch Banking & Trust Co., 1.450%, 05/10/19	4,962,695	1.1
3,700,000		Branch Banking & Trust Co., 2.300%, 10/15/18	3,724,294	0.8
2,330,000		Citibank NA, 1.728%–2.000%, 03/20/19–06/12/20	2,339,079	0.5
1,860,000	#	Commonwealth Bank of Australia, 2.250%, 03/10/20	1,864,600	0.4
4,000,000		Credit Suisse AG/New York NY, 2.300%, 05/28/19	4,027,588	0.9
2,000,000	#	Danske Bank A/S, 1.650%, 09/06/19	1,982,086	0.4
1,110,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/19	1,099,578	0.2
3,000,000		Fifth Third Bank/Cincinnati OH, 2.375%, 04/25/19	3,020,847	0.7
8,050,000		JPMorgan Chase & Co., 2.350%, 01/28/19	8,113,418	1.8
2,000,000	#	National Australia Bank Ltd., 2.250%, 07/01/19	2,012,976	0.4
700,000		National Australia Bank Ltd./New York, 2.125%, 05/22/20	700,478	0.2
2,540,000	#	New York Life Global Funding, 2.000%, 04/09/20	2,540,498	0.6
1,970,000	#	Pricoa Global Funding I, 1.450%, 09/13/19	1,944,770	0.4
630,000	#	Principal Life Global Funding II, 1.500%, 04/18/19	624,375	0.1
3,000,000		Royal Bank of Canada, 1.500%, 07/29/19	2,977,983	0.7
2,000,000		Skandinaviska Enskilda Banken AB, 1.500%, 09/13/19	1,978,118	0.4
2,250,000		Sumitomo Mitsui Banking Corp., 1.762%–2.450%, 10/19/18–01/16/20	2,262,681	0.5
1,510,000	#	Sumitomo Mitsui Trust Bank Ltd, 2.050%, 03/06/19	1,510,409	0.3
2,000,000		Svenska Handelsbanken AB, 2.250%, 06/17/19	2,012,136	0.4
2,500,000		Toronto-Dominion Bank, 1.950%, 01/22/19	2,511,238	0.6
295,000	#	UBS AG/London, 2.200%, 06/08/20	295,424	0.1

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
3,200,000		UBS AG/Stamford CT, 2.350%, 03/26/20	$3,220,032	0.7
4,700,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/20	4,721,634	1.0
700,000		Wells Fargo & Co., 2.150%, 01/15/19	703,685	0.1
2,215,000		Wells Fargo Bank NA, 1.750%, 05/24/19	2,211,400	0.5
3,500,000		Wells Fargo Bank NA, 2.150%, 12/06/19	3,517,612	0.8
1,255,000		Westpac Banking Corp., 1.600%, 08/19/19	1,245,693	0.3
325,000		Other Securities	322,707	0.1
			84,092,633	18.4

		Industrial: 0.3%
635,000		John Deere Capital Corp., 1.950%, 06/22/20	636,940	0.1
795,000	#	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20	800,980	0.2
			1,437,920	0.3

		Technology: 1.4%
2,000,000		Oracle Corp., 2.250%, 10/08/19	2,025,398	0.4
4,355,000		Qualcomm, Inc., 1.850%, 05/20/19	4,366,306	1.0
			6,391,704	1.4

		Utilities: 0.9%
3,700,000		Duke Energy Carolinas LLC, 7.000%, 11/15/18	3,963,566	0.9

		Total Corporate Bonds/Notes (Cost $109,376,210)	109,414,631	23.9

FOREIGN GOVERNMENT BONDS: 5.0%
EUR 835,000	#	French Republic Government Bond OAT, 2.000%, 05/25/48	986,920	0.2
2,120,000		Israel Government AID Bond, 5.500%, 12/04/23	2,522,293	0.5
2,500,000		Israel Government AID Bond, 5.500%, 04/26/24	2,986,323	0.7
EUR 1,886,392		Italy Buoni Poliennali Del Tesoro, 1.250%, 10/27/20	2,262,791	0.5
EUR 6,073,777		Italy Buoni Poliennali Del Tesoro, 1.650%, 04/23/20	7,274,324	1.6
EUR 1,195,000	#	Italy Buoni Poliennali Del Tesoro, 2.700%, 03/01/47	1,219,171	0.3
NZD 4,959,000		New Zealand Government Bond, 2.500%–3.000%, 09/20/30–09/20/35	4,118,407	0.9
EUR 607,000	#	Spain Government Bond, 5.150%, 10/31/44	1,008,843	0.2
808,511		Other Securities	585,798	0.1

		Total Foreign Government Bonds (Cost $22,187,323)	22,964,870	5.0

U.S. TREASURY OBLIGATIONS: 53.4%
		Treasury Inflation Indexed Protected Securities: 53.4%
21,265,479		0.125%, due 04/15/22	$21,170,316	4.6
8,130,350		0.125%, due 07/15/24	7,989,028	1.8
13,307,465		0.125%, due 07/15/26	12,841,465	2.8
17,906,631		0.250%, due 01/15/25	17,594,626	3.8
12,022,859		0.375%, due 07/15/25	11,937,016	2.6
6,868,252		0.375%, due 01/15/27	6,748,387	1.5
16,103,200		0.625%, due 01/15/26	16,212,316	3.5
2,564,350		0.625%, due 02/15/43	2,363,394	0.5
12,428,168		0.750%, due 02/15/42	11,845,598	2.6
7,642,624		0.750%, due 02/15/45	7,180,872	1.6
6,174,052		0.875%, due 02/15/47	5,997,968	1.3
7,889,564		1.000%, due 02/15/46	7,891,489	1.7
10,240,094		1.375%, due 02/15/44	11,154,883	2.4
12,972,261	S	1.750%, due 01/15/28	14,468,935	3.2
6,474,160		2.000%, due 01/15/26	7,258,582	1.6
8,791,827		2.125%, due 02/15/40	10,948,946	2.4
8,224,467		2.125%, due 02/15/41	10,289,474	2.3
7,668,575		2.375%, due 01/15/25	8,739,054	1.9
8,247,629		2.375%, due 01/15/27	9,616,109	2.1
8,359,599		2.500%, due 01/15/29	10,059,541	2.2
3,967,488		3.375%, due 04/15/32	5,456,403	1.2
10,174,616		3.625%, due 04/15/28	13,301,886	2.9
9,873,560		3.875%, due 04/15/29	13,416,559	2.9

		Total U.S. Treasury Obligations (Cost $245,852,730)	244,482,847	53.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.3%
		Federal Home Loan Bank: 4.0%
12,810,000		1.375%, due 02/18/21	12,677,544	2.8
5,255,000		2.875%, due 09/13/24	5,453,240	1.2
			18,130,784	4.0

		Federal Home Loan Mortgage Corporation: 2.5%##
1,515,000		1.375%, due 05/01/20	1,505,254	0.3
9,970,000		2.375%, due 01/13/22	10,185,073	2.2
			11,690,327	2.5

		Federal National Mortgage Association: 5.7%##
8,350,000		1.375%, due 02/26/21	8,251,103	1.8
10,140,000		1.875%, due 12/28/20	10,201,915	2.2
4,830,000		1.875%, due 09/24/26	4,586,177	1.0
3,120,000		2.625%, due 09/06/24	3,204,430	0.7
			26,243,625	5.7

		Other U.S. Agency Obligations: 2.1%
9,730,000		1.300%, due 12/14/18	9,722,936	2.1

		Total U.S. Government Agency Obligations (Cost $65,401,512)	65,787,672	14.3

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.3%
		Exchange-Traded Options: 0.0%
456	@	Call on U.S. Treasury 10-Year Note, Strike @ 127.000, Exp. 07/21/17	$35,627	0.0
312	@	Call on U.S. Treasury 10-Year Note, Strike @ 126.500, Exp. 07/21/17	48,750	0.0
			84,377	0.0

		Options on Currencies: 0.0%
7,865,000	@	Call GBP vs. Put USD, Strike @ 1.340, Exp. 08/01/17 Counterparty: Deutsche Bank AG	15,178	0.0
10,960,000	@	Call USD vs. Put JPY, Strike @ 115.000, Exp. 07/07/17 Counterparty: Deutsche Bank AG	1,127	0.0
9,125,000	@	Call USD vs. Put MXN, Strike @ 19.000, Exp. 09/21/17 Counterparty: Deutsche Bank AG	102,724	0.0
7,865,000	@	Put GBP vs. Call USD, Strike @ 1.248, Exp. 08/01/17 Counterparty: Goldman Sachs International	5,125	0.0
			124,154	0.0

		OTC Interest Rate Swaptions: 0.3%
10,100,000	@	Put on 20-year Interest Rate Swap, Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	592,350	0.1
1,700,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 2.680%, Exp. 01/12/21 Counterparty: Deutsche Bank AG	172,091	0.1
3,015,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 3.040%, Exp. 06/17/19 Counterparty: Deutsche Bank AG	134,363	0.0
2,995,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 3.540%, Exp. 06/17/19 Counterparty: Deutsche Bank AG	64,678	0.0

PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: (continued)
5,000,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	$461	0.0
14,800,000	@	Put on 5-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR and pay a fixed rate equal to 3.25%, Exp. 01/05/22 Counterparty: Deutsche Bank AG	265,083	0.1
			1,229,026	0.3

		Total Purchased Options (Cost $2,933,758)	1,437,557	0.3

		Total Long-Term Investments (Cost $445,751,533)	444,087,577	96.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.8%
		Corporate Bonds/Notes: 0.2%
1,000,000	#	Metropolitan Life Global Funding I, 1.500%, 01/10/18 (Cost $999,060)	999,825	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.6%
11,810,638	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $11,810,638)	11,810,638	2.6

	Total Short-Term Investments (Cost $12,809,698)	12,810,463	2.8

	Total Investments in Securities (Cost $458,561,231)	$456,898,040	99.7
	Assets in Excess of Other Liabilities	1,249,520	0.3
	Net Assets	$458,147,560	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
S	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
EUR	EU Euro
GBP	British Pound
NZD	New Zealand Dollar
Cost for federal income tax purposes is $459,013,978.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,478,187
Gross Unrealized Depreciation	(4,594,125)
Net Unrealized Depreciation	$(2,115,938)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Purchased Options	$84,377	$1,353,180	$—	$1,437,557
Corporate Bonds/Notes	—	109,414,631	—	109,414,631
Short-Term Investments	11,810,638	999,825	—	12,810,463
U.S. Government Agency Obligations	—	65,787,672	—	65,787,672
U.S. Treasury Obligations	—	244,482,847	—	244,482,847
Foreign Government Bonds	—	22,964,870	—	22,964,870
Total Investments, at fair value	$11,895,015	$445,003,025	$—	$456,898,040
Other Financial Instruments+
Centrally Cleared Swaps	—	709,004	—	709,004
Forward Foreign Currency Contracts	—	58,101	—	58,101
Futures	374,712	—	—	374,712
OTC Swaps	—	3,207,226	—	3,207,226
Total Assets	$12,269,727	$448,977,356	$—	$461,247,083
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(301,696)	$—	$(301,696)
Forward Foreign Currency Contracts	—	(383,709)	—	(383,709)
Futures	(820,518)	—	—	(820,518)
OTC Swaps	—	(866,672)	—	(866,672)
Written Options	(28,877)	(165,319)	—	(194,196)
Total Liabilities	$(849,395)	$(1,717,396)	$—	$(2,566,791)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 103,076	GBP 81,000	ANZ Bank	07/06/17	$(2,430)
USD 2,276,292	EUR 2,017,000	Barclays Bank PLC	07/06/17	(27,689)
NZD 5,741,000	USD 4,211,709	Citibank N.A.	07/06/17	(4,708)
USD 4,209,607	NZD 5,741,000	Citibank N.A.	08/03/17	5,009
USD 284,305	NZD 402,986	Credit Suisse International	07/06/17	(10,992)
EUR 11,650,000	USD 13,298,475	Deutsche Bank AG	07/06/17	7,599
EUR 50,000	USD 55,991	Deutsche Bank AG	07/06/17	1,123
GBP 150,000	USD 191,814	Deutsche Bank AG	07/06/17	3,568
USD 9,335,452	EUR 8,297,000	Deutsche Bank AG	07/06/17	(142,055)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,529,387	GBP 1,189,000	Deutsche Bank AG	07/06/17	(19,341)
USD 13,317,488	EUR 11,650,000	Deutsche Bank AG	08/03/17	(11,117)
USD 349,625	EUR 312,000	Goldman Sachs International	07/06/17	$(6,767)
USD 667,309	EUR 598,000	Goldman Sachs International	07/06/17	(15,775)
USD 11,177	EUR 10,000	Goldman Sachs International	07/06/17	(246)
USD 857,818	GBP 665,864	Goldman Sachs International	07/06/17	(9,501)
GBP 963,000	USD 1,231,321	HSBC Bank PLC	07/06/17	23,032
USD 3,817,131	NZD 5,374,000	JPMorgan Chase Bank N.A.	07/06/17	(120,783)
GBP 433,000	USD 552,516	State Street Bank and Trust Co.	07/06/17	11,487
GBP 100,000	USD 129,509	State Street Bank and Trust Co.	07/06/17	745
GBP 220,000	USD 281,023	State Street Bank and Trust Co.	07/06/17	5,538
USD 916,592	GBP 705,000	State Street Bank and Trust Co.	08/03/17	(2,597)
USD 583,779	EUR 519,563	The Northern Trust Company	07/06/17	(9,708)
				$(325,608)

At June 30, 2017, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Buxl® 30-year German Government Bond	20	09/07/17	$3,735,295	$(25,291)
Euro-Schatz	93	09/07/17	11,880,725	(13,210)
U.S. Treasury 10-Year Note	410	09/20/17	51,467,812	(242,181)
U.S. Treasury 5-Year Note	612	09/29/17	72,115,595	(182,135)
			$139,199,427	$(462,817)
Short Contracts
90-Day Eurodollar	(485)	03/18/19	$(119,000,813)	$(143,977)
Australia 10-Year Bond	(10)	09/15/17	(993,488)	14,466
Euro-Bund	(59)	09/07/17	(10,907,931)	84,729
Euro-OAT	(17)	09/07/17	(2,882,975)	49,378
Long Gilt	(38)	09/27/17	(6,214,879)	121,883
Long-Term Euro-BTP	(11)	09/07/17	(1,697,855)	30,102
Short-Term Euro-BTP	(91)	09/07/17	(11,711,492)	(27,175)
U.S. Treasury 2-Year Note	(562)	09/29/17	(121,453,472)	74,154
U.S. Treasury Long Bond	(40)	09/20/17	(6,147,500)	(59,665)
U.S. Treasury Ultra 10-Year Note	(8)	09/20/17	(1,078,500)	(1,608)
U.S. Treasury Ultra Long Bond	(103)	09/20/17	(17,085,125)	(125,276)
			$(299,174,030)	$17,011

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	1.414%	06/30/2019	CAD 23,835,000	$(8,900)	$(9,201)
Pay	6-month GBP-LIBOR	1.405	05/26/2047	GBP 2,395,000	(147,826)	(147,736)
Pay	3-month USD-LIBOR	1.814	11/30/2021	USD 5,800,000	(28,533)	(28,635)
Pay	3-month USD-LIBOR	2.680	01/07/2027	USD 5,160,000	11,363	11,274
Receive	3-month CAD-CDOR	1.392	06/29/2019	CAD 21,429,000	(14,342)	(14,613)
Receive	3-month CAD-CDOR	1.392	06/29/2019	CAD 26,191,000	(17,529)	(17,861)
Receive	6-month GBP-LIBOR	0.740	06/15/2022	GBP 4,085,000	61,757	60,976
Receive	6-month GBP-LIBOR	1.608	02/15/2047	GBP 8,430,000	(21,841)	7,037
Receive	3-month USD-LIBOR	1.862	01/09/2020	USD 1,850,000	(3,316)	(3,346)
Receive	1-day Overnight Fed Funds	1.560	11/30/2021	USD 6,550,000	35,737	35,622
Receive	3-month USD-LIBOR	1.800	11/30/2021	USD 22,300,000	122,360	121,969
Receive	3-month USD-LIBOR	2.190	02/15/2027	USD 3,310,000	32,135	32,071
Receive	3-month USD-LIBOR	1.729	08/31/2046	USD 630,000	(112,690)	(1,502)
					$(91,625)	$46,055

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

At June 30, 2017, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.832%	05/15/2047	EUR 1,380,000	$1,218	$454
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.750	06/15/2047	EUR 1,230,000	(40,460)	(40,223)
Pay	U.K. RPI All Items Monthly	3.370	06/15/2022	GBP 6,310,000	(38,475)	(38,391)
Pay	U.K. RPI All Items Monthly	3.523	02/15/2027	GBP 5,030,000	81,220	80,178
Pay	U.K. RPI All Items Monthly	3.624	02/15/2047	GBP 3,660,000	369,463	356,713
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	2.240	07/01/2017	USD 11,500,000	—	(188)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.890	06/29/2022	USD 6,700,000	2,952	2,710
					$375,918	$361,253

At June 30, 2017, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Pay	U.K. RPI All Items Monthly	3.430%	07/15/2017	GBP	7,725,000	$(21,496)	$—	$(21,496)
Barclays Bank PLC	Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	1.630	09/13/2017	USD	11,210,000	(21,224)	—	(21,224)
Barclays Bank PLC	Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.745	07/15/2017	EUR	2,990,000	3,186	—	3,186
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	2.066	03/10/2018	USD	20,575,000	(652,684)	—	(652,684)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.585	09/13/2018	USD	11,210,000	43,528	—	43,528
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.518	12/11/2019	USD	15,000,000	153,453	—	153,453
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.375	01/15/2020	USD	16,000,000	266,512	—	266,512
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	2.174	02/16/2020	USD	10,000,000	(110,820)	—	(110,820)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.437	01/15/2021	USD	22,000,000	423,963	—	423,963
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.649	12/11/2021	USD	6,500,000	72,424	—	72,424
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.515	01/15/2022	USD	34,000,000	677,030	—	677,030
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.560	01/15/2023	USD	37,000,000	818,099	—	818,099
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.660	09/22/2023	USD	5,500,000	109,185	—	109,185
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	1.689	09/22/2024	USD	26,000,000	579,408	—	579,408
Deutsche Bank AG	Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.970	03/15/2047	EUR	1,110,000	59,978	—	59,978
Deutsche Bank AG	Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	1.470	03/15/2027	EUR	1,110,000	(15,928)	—	(15,928)
Deutsche Bank AG	Receive	U.K. RPI All Items Monthly	3.568	03/15/2047	GBP	805,000	(44,520)	—	(44,520)
Deutsche Bank AG	Receive	U.K. RPI All Items Monthly	3.485	03/23/2047	GBP	395,000	460	—	460
							$2,340,554	$—	$2,340,554

At June 30, 2017, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Termination Date	Notional Amount	Premiums Received	Fair Value
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index (HICPx)	Deutsche Bank AG	2.500%	Maximum of HICPx for January 2022 divided by HICPx for January 2012 minus 2.500% or $0. Portfolio receives premium and payment at expiration.	04/26/2022	EUR 3,140,000	$217,411	$(539)
						$217,411	$(539)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

At June 30, 2017, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Call on U.S. Treasury 10-Year Note	127.50	07/21/2017	312	$ 87,304	$(14,627)
Call on U.S. Treasury 10-Year Note	128.00	07/21/2017	456	77,723	(14,250)
				$165,027	$(28,877)

At June 30, 2017, the following over-the-counter written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
7,865,000	Goldman Sachs International	Call GBP vs Put USD	1.340	GBP	08/01/2017	$37,690	$(15,178)
10,960,000	Morgan Stanley & Co. International PLC	Call USD vs Put JPY	117.000	USD	07/07/2017	25,076	(51)
9,125,000	Deutsche Bank AG	Call USD vs Put MXN	20.000	USD	09/21/2017	42,431	(35,402)
		Total Written OTC Options				$105,197	$(50,631)

At June 30, 2017, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	1.400%	Receive	6-month GBP-LIBOR	07/10/2017	GBP 11,030,000	$55,857	$(31,282)
Put on 20-Year Interest Rate Swap	Deutsche Bank AG	4.500%	Receive	6-month EUR-EURIBOR	06/08/2022	EUR 10,100,000	475,560	(82,867)
				Total Written Swaptions			$531,417	$(114,149)

Currency Abbreviations

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

USD — United States Dollar

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$124,154
Interest rate contracts	Investments in securities at value*	1,313,403
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	58,101
Interest rate contracts	Net Assets- Unrealized appreciation**	374,712
Interest rate contracts	Net Assets- Unrealized appreciation***	709,004
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,207,226
Total Asset Derivatives		$5,786,600
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$383,709
Interest rate contracts	Net Assets- Unrealized depreciation**	820,518
Interest rate contracts	Net Assets- Unrealized depreciation***	301,696
Interest rate contracts	Unrealized depreciation on OTC swap agreements	866,672
Foreign exchange contracts	Written options, at fair value	50,631
Interest rate contracts	Written options, at fair value	143,565
Total Liability Derivatives		$2,566,791

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(693,383)	$(677,656)	$—	$—	$297,122	$(1,073,917)
Interest rate contracts	(1,075,946)	—	507,837	1,830,466	751,454	2,013,811
Total	$(1,769,329)	$(677,656)	$507,837	$1,830,466	$1,048,576	$939,894

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$57,120	$(557,018)	$—	$—	$156,425	$(343,473)
Interest rate contracts	(275,647)	—	696,695	(4,734,379)	(31,102)	(4,344,433)
Total	$(218,527)	$(557,018)	$696,695	$(4,734,379)	$125,323	$(4,687,906)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.
**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:

	ANZ Bank	Barclays Bank PLC	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	The Northern Trust Company	Totals
Assets:
Purchased options	$—	$461	$—	$—	$1,347,594	$5,125	$—	$—	$—	$—	$—	$1,353,180
Forward foreign currency contracts	—	—	5,009	—	12,290	—	23,032	—	—	17,770	—	58,101
OTC Inflation-linked swaps	—	890,642	2,256,146	—	60,438	—	—	—	—	—	—	3,207,226
Total Assets	$—	$891,103	$2,261,155	$—	$1,420,322	$5,125	$23,032	$—	$—	$17,770	$—	$4,618,507
Liabilities:
Forward foreign currency contracts	$2,430	$27,689	$4,708	$10,992	$172,513	$32,289	$—	$120,783	$—	$2,597	$9,708	$383,709
OTC Inflation-linked swaps	—	806,224	—	—	60,448	—	—	—	—	—	—	866,672
Written options	—	31,282	—	—	118,808	15,178	—	—	51	—	—	165,319
Total Liabilities	$2,430	$865,195	$4,708	$10,992	$351,769	$47,467	$—	$120,783	$51	$2,597	$9,708	$1,415,700
Net OTC derivative instruments by counterparty, at fair value	$(2,430)	$25,908	$2,256,447	$(10,992)	$1,068,553	$(42,342)	$23,032	$(120,783)	$(51)	$15,173	$(9,708)	$3,202,807
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$(2,256,447)	$—	$(1,068,553)	$—	$—	$—	$—	$—	$—	$(3,325,000)
Net Exposure (1) (2)	$(2,430)	$25,908	$—	$(10,992)	$—	$(42,342)	$23,032	$(120,783)	$(51)	$15,173	$(9,708)	$(122,193)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2017, the Portfolio had received $2,340,000 and $1,210,000 in cash collateral from Citibank N.A. and Deutsche Bank AG, respectively. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Investment Type Allocation
as of June 30, 2017
(as a percentage of net assets)

U.S. Government Agency Obligations	32.8%
Corporate Bonds/Notes	27.5%
Asset-Backed Securities	17.9%
U.S. Treasury Obligations	13.3%
Collateralized Mortgage Obligations	3.6%
Foreign Government Bonds	3.3%
Municipal Bonds	1.0%
Structured Products	0.8%
Preferred Stock	0.1%
Liabilities in Excess of Other Assets*	(0.3)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 27.5%
		Basic Materials: 1.1%
175,000	#	Glencore Finance Canada Ltd., 4.950%, 11/15/21	$187,346	0.1
425,000	#	Glencore Funding LLC, 4.125%, 05/30/23	436,657	0.2
224,000	#	Glencore Funding LLC, 4.625%, 04/29/24	234,494	0.1
825,000		Sherwin-Williams Co/The, 2.250%–3.450%, 05/15/20–06/01/27	830,122	0.4
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	403,125	0.2
225,000		Other Securities	235,318	0.1
			2,327,062	1.1

		Communications: 4.6%
775,000		Amazon.com, Inc., 3.300%, 12/05/21	807,268	0.4
2,291,000		AT&T, Inc., 2.800%–3.800%, 02/17/21–05/15/25	2,308,167	1.1
350,000	#	Symantec Corp., 5.000%, 04/15/25	367,171	0.2
1,025,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,139,926	0.5
818,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	824,491	0.4
650,000		Verizon Communications, Inc., 2.450%–4.125%, 11/01/22–03/16/27	640,530	0.3
3,508,000		Other Securities(a)	3,742,696	1.7
			9,830,249	4.6

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 1.9%
950,000		CVS Health Corp., 3.375%, 08/12/24	$967,250	0.5
275,000		CVS Health Corp., 3.500%, 07/20/22	285,479	0.1
775,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	864,939	0.4
1,775,000		Other Securities	1,864,745	0.9
			3,982,413	1.9

		Consumer, Non-cyclical: 3.8%
1,125,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,140,935	0.5
600,000		Anheuser-Busch InBev Finance, Inc., 3.650%–4.900%, 02/01/26–02/01/46	629,582	0.3
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	484,828	0.2
1,275,000		Becton Dickinson and Co., 2.894%–4.685%, 06/06/22–12/15/44	1,285,980	0.6
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	713,105	0.4
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	52,000	0.0
775,000		Reynolds American, Inc., 4.450%, 06/12/25	833,346	0.4
200,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	210,750	0.1
2,750,000		Other Securities	2,810,232	1.3
			8,160,758	3.8

		Energy: 4.0%
100,000	#,L	Cenovus Energy, Inc., 4.250%, 04/15/27	95,460	0.1
525,000		Kinder Morgan, Inc./DE, 3.050%, 12/01/19	534,445	0.2
375,000		Kinder Morgan Energy Partners L.P., 3.500%–4.250%, 09/01/23–09/01/24	381,460	0.2
780,000		Williams Partners L.P., 3.600%–3.900%,03/15/22–01/15/25	795,647	0.4
7,631,000		Other Securities(a)	6,578,448	3.1
			8,385,460	4.0

		Financial: 8.8%
1,450,000		Bank of America Corp., 3.248%–6.500%, 04/01/24–10/29/49	1,502,338	0.7
200,000	#	BNP Paribas SA, 4.375%, 05/12/26	207,634	0.1
100,000	#	Brighthouse Financial, Inc., 3.700%, 06/22/27	98,669	0.1
250,000	#	Credit Agricole SA/London, 4.125%, 01/10/27	261,802	0.1

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	$225,380	0.1
250,000	#	Credit Suisse Group AG, 4.282%, 01/09/28	258,749	0.1
900,000		JPMorgan Chase & Co., 2.950%–2.972%, 01/15/23–10/01/26	887,037	0.4
1,700,000		Kreditanstalt fuer Wiederaufbau, 1.125%, 08/06/18	1,694,735	0.8
50,000	#	Macquarie Bank Ltd., 6.625%, 04/07/21	56,389	0.0
1,000,000		Morgan Stanley, 2.553%, 10/24/23	1,018,117	0.5
825,000		Morgan Stanley, 3.700%–4.000%, 10/23/24–07/23/25	847,984	0.4
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	478,377	0.2
100,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	112,347	0.1
225,000	#	UBS Group Funding Switzerland AG, 3.000%, 04/15/21	228,634	0.1
800,000	#	UniCredit SpA, 3.750%, 04/12/22	820,115	0.4
250,000	#	UniCredit SpA, 4.625%, 04/12/27	264,248	0.1
350,000	#	UniCredit SpA, 5.861%, 06/19/32	360,171	0.2
275,000		Westpac Banking Corp., 4.322%, 11/23/31	282,426	0.1
8,756,000		Other Securities	8,957,438	4.3
			18,562,590	8.8

		Industrial: 0.7%
150,000	#	Park Aerospace Holdings Ltd., 5.250%, 08/15/22	157,360	0.1
100,000	#	Park Aerospace Holdings Ltd., 5.500%, 02/15/24	104,700	0.0
300,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	307,597	0.2
200,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	208,000	0.1
375,000	#	Sealed Air Corp., 5.250%, 04/01/23	404,063	0.2
250,000		Other Securities	256,055	0.1
			1,437,775	0.7

CORPORATE BONDS/NOTES: (continued)
		Technology: 2.1%
475,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.000%, 01/15/22	$479,691	0.2
575,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	588,913	0.3
225,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/27	231,526	0.1
700,000	#	NXP BV / NXP Funding LLC, 4.625%, 06/01/23	756,875	0.4
2,325,000		Other Securities	2,370,823	1.1
			4,427,828	2.1

		Utilities: 0.5%
525,000	#	Enel Finance International NV, 2.875%, 05/25/22	526,264	0.2
650,000		Other Securities	638,048	0.3
			1,164,312	0.5
		Total Corporate Bonds/Notes
		(Cost $57,334,904)	58,278,447	27.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.6%
EUR 398,709	#	Credit Suisse European Mortgage Capital Ltd. 2015-1HWA A, 2.750%, 04/20/20	447,417	0.2
682,390	ˆ	Fannie Mae 2013-130 SN, 5.434%, 10/25/42	130,939	0.1
393,260	ˆ	Fannie Mae REMIC Trust 2011-124 SC, 5.334%, 12/25/41	71,866	0.0
357,399	ˆ	Fannie Mae REMIC Trust 2013-131 SA, 4.884%, 12/25/43	56,627	0.0
289,302	ˆ	Fannie Mae REMIC Trust 2013-96 SW, 4.884%, 09/25/43	46,587	0.0
667,319	ˆ	Fannie Mae REMIC Trust 2013-96 SY, 4.934%, 07/25/42	110,253	0.1
430,147	ˆ	Fannie Mae REMIC Trust 2014-87 MS, 5.034%, 01/25/45	69,370	0.0
614,167	ˆ	Fannie Mae REMIC Trust 2015-79 SA, 5.034%, 11/25/45	102,071	0.1
1,322,361	ˆ	Fannie Mae REMIC Trust 2015-81 SA, 4.484%, 11/25/45	186,992	0.1
329,072	ˆ	Fannie Mae REMIC Trust 2015-82 MS, 4.484%, 11/25/45	48,148	0.0
805,091	ˆ	Fannie Mae Series 2016-3 IP, 4.000%, 02/25/46	165,179	0.1
1,013,056	ˆ	Freddie Mac 4583 ST, 4.841%, 05/15/46	197,701	0.1

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,441,263	ˆ	Freddie Mac 4596 CS, 4.941%, 06/15/46	$394,802	0.2
203,199	ˆ	Freddie Mac REMIC Trust 4320 SD, 4.941%, 07/15/39	32,290	0.0
467,422	ˆ	Freddie Mac REMIC Trust 4326 GS, 4.891%, 04/15/44	82,027	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.866%, 10/25/28	395,405	0.2
839,539	ˆ	Ginnie Mae 2014-20 SA, 4.888%, 02/20/44	139,288	0.1
747,436	ˆ	Ginnie Mae 2015-111 IM, 4.000%, 08/20/45	122,732	0.1
634,972	ˆ	Ginnie Mae 2015-119 SN, 5.038%, 08/20/45	108,952	0.1
578,313	ˆ	Ginnie Mae 2016-138 GI, 4.000%, 10/20/46	104,223	0.0
433,397	ˆ	Ginnie Mae Series 2010-20 SE, 5.038%, 02/20/40	73,172	0.0
258,909	ˆ	Ginnie Mae Series 2010-31 SA, 4.538%, 03/20/40	38,881	0.0
170,705	ˆ	Ginnie Mae Series 2012-149 MS, 5.038%, 12/20/42	28,753	0.0
95,573	ˆ	Ginnie Mae Series 2013-134 DS, 4.888%, 09/20/43	15,655	0.0
280,761	ˆ	Ginnie Mae Series 2013-152 SG, 4.938%, 06/20/43	46,611	0.0
628,863	ˆ	Ginnie Mae Series 2013-181 SA, 4.888%, 11/20/43	106,022	0.1
945,217	ˆ	Ginnie Mae Series 2014-132 SL, 4.888%, 10/20/43	136,721	0.1
459,682	ˆ	Ginnie Mae Series 2014-133 BS, 4.388%, 09/20/44	65,627	0.0
107,614	ˆ	Ginnie Mae Series 2014-41 SA, 4.888%, 03/20/44	18,072	0.0
999,676	ˆ	Ginnie Mae Series 2015-110 MS, 4.498%, 08/20/45	151,988	0.1
292,791	ˆ	Ginnie Mae Series 2015-126 HS, 4.988%, 09/20/45	48,926	0.0
299,464	ˆ	Ginnie Mae Series 2015-159 HS, 4.988%, 11/20/45	50,211	0.0
677,346	ˆ	Ginnie Mae Series 2016-4 SM, 4.438%, 01/20/46	96,529	0.0
1,000,000	#	Mortgage Repurchase Agreement Financing Trust Series 2016-1 A2, 2.174%, 04/10/19	1,000,284	0.5
250,000	#	Mortgage Repurchase Agreement Financing Trust Series 2017-1 A1, 2.074%, 07/10/19	250,117	0.1
600,000	#	Mortgage Repurchase Agreement Financing Trust, Series 2016-1, 2.124%, 04/10/19	600,098	0.3
950,000	#	Mortgage Repurchase Agreement Financing Trust, Series 2016-2, 2.524%, 03/10/19	950,189	0.4

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,054,699		Other Securities	$958,885	0.5

		Total Collateralized Mortgage Obligations
		(Cost $7,463,548)	7,649,610	3.6

MUNICIPAL BONDS: 1.0%
		California: 0.5%
750,000		Other Securities	1,062,000	0.5

		Minnesota: 0.1%
250,000		Other Securities	246,897	0.1

		Puerto Rico: 0.4%
2,355,000		Other Securities(b)	783,865	0.4

		Total Municipal Bonds
		(Cost $2,554,448)	2,092,762	1.0

STRUCTURED PRODUCTS: 0.8%
EGP 5,080,000	#,Z	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 18.540%, 08/10/17	276,138	0.1
EGP 5,000,000	#,Z	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 19.000%, 11/02/17	257,936	0.1
EGP 12,550,000	#,Z	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 19.000%, 05/03/18	593,999	0.3
EGP 10,000,000		Other Securities	492,988	0.3
		Total Structured Products (Cost $1,644,184)	1,621,061	0.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.8%
		Federal Home Loan Bank: 1.1%
900,000		2.625%, due 09/12/25	905,180	0.4
1,300,000		2.875%, due 06/13/25	1,337,727	0.7
			2,242,907	1.1

		Federal Home Loan Mortgage Corporation: 8.6%##
15,000,000	W	4.000%, due 07/01/45	15,769,336	7.4
1,438,329		3.500%, due 04/01/43	1,484,529	0.7
1,040,964		3.500%–4.000%, due 02/01/41–03/01/46	1,079,743	0.5
			18,333,608	8.6

		Federal National Mortgage Association: 10.9%##
1,400,000		1.875%, due 09/24/26	1,329,326	0.6
927,650		3.500%, due 06/01/46	962,821	0.4
9,000,000	W	3.500%, due 07/01/47	9,244,336	4.4
8,000,000	W	4.000%, due 08/01/45	8,396,406	4.0
2,884,279		3.500%–6.000%, due 09/01/35–05/01/46	3,085,094	1.5
			23,017,983	10.9

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: 12.2%
3,239,121		4.000%, due 10/20/43	$3,426,879	1.6
1,513,882		4.000%, due 07/20/45	1,595,011	0.7
1,542,863		4.000%, due 09/20/45	1,625,545	0.8
2,524,431		4.000%, due 10/20/45	2,659,716	1.3
923,588		4.000%, due 11/20/45	973,083	0.5
1,097,532		4.000%, due 02/20/46	1,156,349	0.5
4,759,851		4.000%, due 03/20/46	5,014,933	2.4
6,635,788		4.000%, due 04/20/46	6,991,402	3.3
997,991		4.000%, due 05/20/47	1,053,752	0.5
1,257,182		4.000%, due 08/20/45–05/20/46	1,324,661	0.6
			25,821,331	12.2

		Total U.S. Government Agency Obligations (Cost $69,772,899)	69,415,829	32.8

U.S. TREASURY OBLIGATIONS: 13.3%
		Treasury Inflation Indexed Protected Securities: 1.1%
2,324,945		0.125%–2.500%, due 01/15/23–02/15/47	2,380,910	1.1

		U.S. Treasury Bonds: 5.4%
5,900,000		2.250%, due 11/15/25	5,901,729	2.8
2,760,000		2.875%, due 11/15/46	2,780,537	1.3
2,160,000		3.000%, due 11/15/45	2,228,934	1.0
590,000		3.000%, due 05/15/47	610,062	0.3
			11,521,262	5.4

		U.S. Treasury Notes: 5.8%
3,180,000		2.125%, due 03/31/24	3,181,924	1.5
5,270,000		2.000%, due 04/30/24	5,229,753	2.5
2,130,000		2.000%, due 05/31/24	2,112,568	1.0
1,800,000		2.250%, due 01/31/24	1,816,699	0.8
			12,340,944	5.8

		U.S. Treasury STRIP: 1.0%
1,930,000	ˆ	2.696%, due 02/15/36	1,162,738	0.6
1,500,000	ˆ,(c)	2.718%, due 08/15/36	885,020	0.4
			2,047,758	1.0
		Total U.S. Treasury Obligations (Cost $28,287,783)	28,290,874	13.3

ASSET-BACKED SECURITIES: 17.9%
		Other Asset-Backed Securities: 9.3%
250,000	#	B&M CLO 2014-1A A2, 3.108%, 04/16/26	249,998	0.1
1,050,000	#	BlueMountain CLO 2014-2A AR, 2.369%, 07/20/26	1,050,000	0.5
1,323,300	#	Crown Point CLO III Ltd. 2015-3A A1A, 2.568%, 12/31/27	1,324,622	0.6
1,050,000	#	Cutwater 2014-1A A1AR Ltd., 2.469%, 07/15/26	1,049,998	0.5
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 2.756%, 04/25/27	650,167	0.3
800,000	#	Halcyon Loan Advisors Funding 2015-1A A, 2.606%, 04/20/27	801,001	0.4

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A, 2.546%, 07/25/27	$1,048,566	0.5
1,583,955	#	ICG US CLO 2014-1A A1, 2.306%, 04/20/26	1,579,485	0.7
1,050,000	#	Neuberger Berman CLO XIX Ltd. 2015-19A A1R, 2.354%, 07/15/27	1,050,000	0.5
983,746	#	OFSI Fund VI Ltd. 2014-6A A1, 2.188%, 03/20/25	975,919	0.5
2,044,795	#	OFSI Fund VII Ltd. 2014-7A A, 2.498%, 10/18/26	2,045,895	1.0
505,205	#	OFSI Fund VII Ltd. 2014-7A B, 3.288%, 10/18/26	505,223	0.2
1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 2.688%, 04/15/27	1,651,020	0.8
1,000,000		Soundview Home Loan Trust 2005-2 M6, 2.296%, 07/25/35	990,899	0.5
800,000	#	Trinitas CLO II Ltd. 2014-2A A1R, 2.339%, 07/15/26	799,981	0.4
1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 2.668%, 07/15/27	1,002,377	0.5
1,500,000	#	York CLO 1 Ltd. 2014-1A AR, 2.303%, 01/22/27	1,499,991	0.7
916,981	#	Z Capital Credit Partners CLO Ltd. 2015-1A A1, 2.488%, 07/16/27	914,170	0.4
480,395		Other Securities	457,314	0.2
			19,646,626	9.3

		Student Loan Asset-Backed Securities: 8.6%
1,150,000	#	Academic Loan Funding Trust 2012-1A A2, 2.316%, 12/27/44	1,148,482	0.5
235,801	#	Bank of America Student Loan Trust 2010-1A A, 1.956%, 02/25/43	237,142	0.1
911,429	#	ECMC Group Student Loan Trust 2016-1, 2.566%, 07/26/66	913,793	0.4
611,995	#	Edsouth Indenture No 9 LLC 2015-1 A, 2.016%, 10/25/56	608,410	0.3
1,100,000	#	EFS Volunteer No 2 LLC 2012-1 A2, 2.566%, 03/25/36	1,119,381	0.5
650,000	#	EFS Volunteer No 3 LLC 2012-1 A3, 2.216%, 04/25/33	654,546	0.3
1,829,961	#	Navient Student Loan Trust 2016-5A A, 2.466%, 06/25/65	1,861,448	0.9
887,594	#	Navient Student Loan Trust 2016-7 A, 2.366%, 03/25/66	898,100	0.4

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
1,050,000	#	Nelnet Student Loan Trust 2006-1 A6, 1.636%, 08/23/36	$1,011,065	0.5
937,280	#	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 2.366%, 09/25/65	947,631	0.5
309,108	#	Scholar Funding Trust 2010-A A, 1.922%, 10/28/41	304,959	0.1
649,611	#	SLM Student Loan Trust 2003-1 A5A, 1.356%, 12/15/32	620,901	0.3
859,929	#	SLM Student Loan Trust 2003-7A A5A, 2.446%, 12/15/33	869,856	0.4
800,000	#	SLM Student Loan Trust 2004-8A A6, 1.786%, 01/25/40	791,141	0.4
703,497		SLM Student Loan Trust 2005-4 A3, 1.276%, 01/25/27	700,038	0.3
250,000		SLM Student Loan Trust 2005-5 A5, 1.906%, 10/25/40	244,989	0.1
405,119		SLM Student Loan Trust 2007-1 A5, 1.246%, 01/26/26	403,807	0.2
750,000		SLM Student Loan Trust 2007-2 A4, 1.216%, 07/25/22	726,794	0.4
468,297		SLM Student Loan Trust 2007-7 A4, 1.486%, 01/25/22	461,457	0.2
168,996		SLM Student Loan Trust 2008-2 A3, 1.906%, 04/25/23	168,352	0.1
474,051		SLM Student Loan Trust 2008-4 A4, 2.806%, 07/25/22	486,132	0.2
1,275,793		SLM Student Loan Trust 2008-5 A4, 2.856%, 07/25/23	1,311,639	0.6
600,000		SLM Student Loan Trust 2008-6 A4, 2.256%, 07/25/23	604,255	0.3
350,000		SLM Student Loan Trust 2008-8 A4, 2.656%, 04/25/23	358,574	0.2
778,242		Other Securities	769,249	0.4
			18,222,141	8.6

		Total Asset-Backed Securities
		(Cost $37,448,521)	37,868,767	17.9

FOREIGN GOVERNMENT BONDS: 3.3%
460,000	#	Argentine Republic Government International Bond, 7.125%, 06/28/17	418,140	0.2

FOREIGN GOVERNMENT BONDS: (continued)
340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	$352,750	0.2
450,000		Dominican Republic International Bond, 5.500%–6.850%, 01/27/25–01/27/45	476,300	0.2
200,000	#	Indonesia Government International Bond, 3.700%, 01/08/22	206,039	0.1
260,000	#	Indonesia Government International Bond, 4.350%, 01/08/27	271,458	0.1
600,000		Indonesia Government International Bond, 4.125%–5.375%, 10/17/23–01/15/25	651,922	0.3
1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,637,958	0.7
1,039,000		Israel Government AID Bond, 5.500%, 12/04/23	1,236,161	0.6
2,986,800		Other Securities	1,855,745	0.9
		Total Foreign Government Bonds (Cost $7,006,164)	7,106,473	3.3

Shares		Value	Percentage of Net Assets

PREFERRED STOCK: 0.1%
	Financials: 0.1%
9,690	Other Securities	208,941	0.1

	Total Preferred Stock (Cost $215,552)	208,941	0.1

	Total Long-Term Investments (Cost $211,728,003)	212,532,764	100.3

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 14.3%
	Corporate Bonds/Notes: 0.7%
975,000	Allergan Funding SCS, 2.350%, 03/12/18	979,250	0.4
575,000	Intesa Sanpaolo SpA, 3.875%, 01/16/18	580,400	0.3
		1,559,650	0.7

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc: 0.2%
457,808		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.10%, due 07/03/17 (Repurchase Amount $457,849, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–9.000%, Market Value plus accrued interest $466,964, due 07/20/17–09/09/49)	$457,808	0.2
25,385		HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $25,387, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%–7.250%, Market Value plus accrued interest $25,893, due 07/15/17–01/15/37)	25,385	0.0
12,468		Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.24%, due 07/03/17 (Repurchase Amount $12,469, collateralized by various U.S. Government Agency Obligations, 0.000%–7.125%, Market Value plus accrued interest $12,717, due 07/07/17–01/15/30)	12,468	0.0
			495,661	0.2

		Collateralized Mortgage Obligations: 0.2%
500,000	#	Station Place Securitization Trust 2015-2, 2.189%, 05/15/18 (Cost $500,000)	500,000	0.2

		U.S. Treasury Obligations: 2.6%
5,394,831		United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/18 (Cost $5,411,816)	5,377,341	2.6

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 10.6%
22,400,354	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%†† (Cost $22,400,354)	$22,400,354	10.6
	Total Short-Term Investments (Cost $30,363,089)	30,333,006	14.3

	Total Investments in Securities (Cost $242,091,092)	$242,865,770	114.6

	Liabilities in Excess of Other Assets	(30,951,593)	(14.6)
	Net Assets	$211,914,177	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2017.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.
(a)	This grouping contains securities on loan.
(b)	The grouping contains securities in default.
(c)	Separate Trading of Registered Interest and Principal of Securities
BRL	Brazilian Real
EGP	Egyptian Pound
EUR	EU Euro
MXN	Mexican Peso
Cost for federal income tax purposes is $242,206,696.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,354,665
Gross Unrealized Depreciation	(1,695,591)
Net Unrealized Appreciation	$659,074

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2017
Asset Table
Investments, at fair value
Preferred Stock	$—	$208,941	$—	$208,941
Corporate Bonds/Notes	—	58,278,447	—	58,278,447
Collateralized Mortgage Obligations	—	7,202,193	447,417	7,649,610
Municipal Bonds	—	2,092,762	—	2,092,762
Structured Products	—	1,621,061	—	1,621,061
Short-Term Investments	22,400,354	7,432,652	500,000	30,333,006
U.S. Treasury Obligations	—	28,290,874	—	28,290,874
Asset-Backed Securities	—	37,868,767	—	37,868,767
U.S. Government Agency Obligations	—	69,415,829	—	69,415,829
Foreign Government Bonds	—	7,106,473	—	7,106,473
Total Investments, at fair value	$22,400,354	$219,517,999	$947,417	$242,865,770
Other Financial Instruments+
Centrally Cleared Swaps	—	763,247	—	763,247
Forward Foreign Currency Contracts	—	1,379,768	—	1,379,768
Futures	297,386	—	—	297,386
Total Assets	$22,697,740	$221,661,014	$947,417	$245,306,171
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,100,639)	$—	$(1,100,639)
Forward Foreign Currency Contracts	—	(1,118,340)	—	(1,118,340)
Futures	(237,269)	—	—	(237,269)
OTC Swaps	—	(133,797)	—	(133,797)
Sales Commitments	—	(4,156,665)	—	(4,156,665)
Total Liabilities	$(237,269)	$(6,509,441)	$—	$(6,746,710)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2017, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK 10,076,161	EUR 376,000	Bank of America N.A.	07/03/17	$11,151
EUR 549,307	CZK 14,441,278	Bank of America N.A.	07/03/17	(4,082)
USD 563,716	GBP 433,000	Bank of America N.A.	09/20/17	(1,627)
EUR 165,000	USD 188,849	Bank of America N.A.	09/20/17	396
CZK 14,441,278	EUR 549,631	Bank of America N.A.	09/20/17	4,360
MXN 3,429,757	USD 188,000	Bank of America N.A.	09/20/17	(1,370)
PLN 1,440,715	EUR 338,000	Bank of America N.A.	09/20/17	986
USD 188,000	CAD 248,922	Bank of America N.A.	09/20/17	(4,193)
USD 452,000	CAD 597,361	Bank of America N.A.	09/20/17	(9,221)
USD 376,000	JPY 41,689,000	Bank of America N.A.	09/20/17	4,060
HUF 52,232,830	EUR 169,000	Bank of America N.A.	09/20/17	(26)
USD 170,028	SGD 235,499	Bank of America N.A.	09/20/17	(1,239)
JPY 42,069,888	USD 376,000	Bank of America N.A.	09/20/17	(662)
EUR 155,000	PLN 657,047	Bank of America N.A.	09/20/17	529
PLN 460,737	EUR 108,625	Bank of America N.A.	09/20/17	(297)
AUD 490,394	USD 372,993	Bank of America N.A.	09/20/17	3,548
EUR 180,666	PLN 764,964	Bank of America N.A.	09/20/17	853
USD 172,509	MXN 3,168,593	Bank of America N.A.	09/20/17	90

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN 32,035,198	USD 1,736,513	Bank of America N.A.	09/20/17	$6,676
USD 374,447	NZD 520,000	Bank of America N.A.	09/20/17	(6,057)
USD 3,447,518	GBP 2,701,181	Bank of America N.A.	09/20/17	(79,262)
AUD 249,000	USD 187,724	Bank of America N.A.	09/20/17	3,466
CZK 5,004,936	EUR 188,000	Bank of America N.A.	09/20/17	4,363
CZK 5,060,584	EUR 188,000	Bank of America N.A.	10/03/17	6,855
BRL 625,109	USD 188,000	Barclays Bank PLC	07/05/17	646
BRL 623,995	USD 188,000	Barclays Bank PLC	07/05/17	310
BRL 247,357	USD 75,000	Barclays Bank PLC	07/05/17	(352)
BRL 628,437	USD 188,000	Barclays Bank PLC	07/05/17	1,650
BRL 623,280	USD 188,000	Barclays Bank PLC	07/05/17	94
BRL 625,534	USD 188,000	Barclays Bank PLC	07/05/17	774
BRL 497,745	USD 150,000	Barclays Bank PLC	07/05/17	210
TWD 2,682,016	USD 86,966	Barclays Bank PLC	07/11/17	1,214
KRW 463,623,466	USD 409,623	Barclays Bank PLC	07/12/17	(4,463)
KRW 81,413,057	USD 72,502	Barclays Bank PLC	07/12/17	(1,356)
KRW 240,150,516	USD 212,828	Barclays Bank PLC	07/13/17	(2,964)
USD 1,413,820	KRW 1,585,768,865	Barclays Bank PLC	07/13/17	28,040
USD 488,529	KRW 557,249,867	Barclays Bank PLC	07/13/17	1,556
KRW 377,344,724	USD 326,268	Barclays Bank PLC	07/13/17	3,488
KRW 920,260,696	USD 826,384	Barclays Bank PLC	07/13/17	(22,182)
USD 150,000	ARS 2,431,500	Barclays Bank PLC	07/13/17	4,445
USD 417,458	INR 27,322,640	Barclays Bank PLC	07/14/17	(4,775)
INR 12,126,940	USD 188,000	Barclays Bank PLC	07/14/17	(595)
INR 23,740,853	USD 365,948	Barclays Bank PLC	07/14/17	934
INR 31,755,877	USD 486,300	Barclays Bank PLC	07/14/17	4,443
INR 12,130,625	USD 188,000	Barclays Bank PLC	07/14/17	(538)
USD 188,000	KRW 212,300,316	Barclays Bank PLC	07/19/17	2,492
USD 188,000	RUB 10,885,877	Barclays Bank PLC	07/20/17	4,053
RUB 10,788,192	USD 188,000	Barclays Bank PLC	07/20/17	(5,703)
TWD 5,709,748	USD 188,000	Barclays Bank PLC	07/20/17	(240)
RUB 10,770,689	USD 188,000	Barclays Bank PLC	07/20/17	(5,999)
KRW 85,674,807	USD 75,255	Barclays Bank PLC	07/20/17	(393)
TWD 5,719,900	USD 188,000	Barclays Bank PLC	07/20/17	94
KRW 214,515,000	USD 189,000	Barclays Bank PLC	07/26/17	(1,578)
USD 75,000	KRW 84,975,000	Barclays Bank PLC	07/26/17	757
KRW 427,294,296	USD 376,000	Barclays Bank PLC	07/26/17	(2,672)
TWD 390,821	USD 12,818	Barclays Bank PLC	07/31/17	37
PHP 19,012,500	USD 375,000	Barclays Bank PLC	07/31/17	712
KRW 129,040,350	USD 113,000	Barclays Bank PLC	07/31/17	(266)
BRL 249,479	USD 75,000	Barclays Bank PLC	08/02/17	(195)
COP 241,785,000	USD 83,073	Barclays Bank PLC	08/11/17	(4,184)
CLP 75,387,200	USD 112,267	Barclays Bank PLC	08/30/17	1,116
USD 1,683,999	TWD 50,531,752	Barclays Bank PLC	09/11/17	21,661
EUR 164,000	SEK 1,585,921	Barclays Bank PLC	09/20/17	(1,000)
EUR 361,000	SEK 3,489,980	Barclays Bank PLC	09/20/17	(2,084)
EUR 165,000	SEK 1,592,102	Barclays Bank PLC	09/20/17	(590)
USD 269,838	JPY 30,057,524	Barclays Bank PLC	09/20/17	1,672
NOK 1,573,419	EUR 164,000	Barclays Bank PLC	09/20/17	657
JPY 42,017,812	USD 375,000	Barclays Bank PLC	09/20/17	(127)
TRY 673,220	USD 188,000	Barclays Bank PLC	09/20/17	(932)
EUR 164,000	SEK 1,582,597	Barclays Bank PLC	09/20/17	(603)
EUR 197,000	SEK 1,901,682	Barclays Bank PLC	09/20/17	(801)
EUR 164,000	SEK 1,583,881	Barclays Bank PLC	09/20/17	(757)
EUR 205,774	PLN 874,332	Barclays Bank PLC	09/20/17	147
TRY 673,731	USD 188,000	Barclays Bank PLC	09/20/17	(790)
USD 188,000	CNH 1,289,058	Barclays Bank PLC	09/20/17	(1,008)
EUR 431,188	SEK 4,184,733	Barclays Bank PLC	09/20/17	(4,422)
USD 189,228	EUR 167,000	Barclays Bank PLC	09/20/17	(2,311)
USD 75,842	SEK 649,645	Barclays Bank PLC	09/20/17	(1,619)
EUR 79,000	SEK 767,230	Barclays Bank PLC	09/20/17	(873)
ZAR 978,724	USD 75,000	Barclays Bank PLC	09/20/17	(1,181)
TRY 672,155	USD 188,000	Barclays Bank PLC	09/20/17	(1,228)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY 672,690	USD 188,000	Barclays Bank PLC	09/20/17	$(1,079)
USD 113,000	TRY 408,235	Barclays Bank PLC	09/20/17	(437)
GBP 149,000	USD 188,562	Barclays Bank PLC	09/20/17	5,978
USD 151,430	EUR 135,000	Barclays Bank PLC	09/20/17	(3,407)
USD 75,000	ZAR 993,727	Barclays Bank PLC	09/20/17	50
ZAR 977,742	USD 75,000	Barclays Bank PLC	09/20/17	(1,255)
ZAR 989,970	USD 75,000	Barclays Bank PLC	09/20/17	(333)
USD 179,784	TRY 644,204	Barclays Bank PLC	09/20/17	779
USD 1,120,742	EUR 996,826	Barclays Bank PLC	09/20/17	(22,561)
TRY 675,774	USD 188,000	Barclays Bank PLC	09/20/17	(222)
JPY 20,729,914	USD 188,000	Barclays Bank PLC	09/20/17	(3,053)
ZAR 924,086	USD 72,165	Barclays Bank PLC	09/20/17	(2,467)
USD 83,310	NZD 114,251	Barclays Bank PLC	09/20/17	(292)
USD 188,299	GBP 145,000	Barclays Bank PLC	09/20/17	(1,019)
USD 188,283	GBP 147,000	Barclays Bank PLC	09/20/17	(3,647)
USD 1,457,898	GBP 1,145,228	Barclays Bank PLC	09/20/17	(37,361)
JPY 20,607,526	USD 188,000	Barclays Bank PLC	09/20/17	(4,144)
USD 75,456	GBP 59,000	Barclays Bank PLC	09/20/17	(1,577)
HKD 2,308,976	USD 296,824	Barclays Bank PLC	10/03/17	(340)
CZK 4,365,117	EUR 165,533	BNP Paribas	07/03/17	1,809
CNH 1,291,654	USD 188,000	BNP Paribas	09/20/17	1,388
CNH 1,291,334	USD 188,000	BNP Paribas	09/20/17	1,341
JPY 10,141,814	USD 90,830	BNP Paribas	09/20/17	(348)
CZK 3,362,414	EUR 128,102	BNP Paribas	09/20/17	866
CZK 4,432,042	EUR 169,000	BNP Paribas	09/20/17	974
EUR 125,198	HUF 38,726,122	BNP Paribas	09/20/17	(97)
AUD 100,000	USD 75,492	BNP Paribas	09/20/17	1,291
CZK 4,439,698	EUR 169,000	BNP Paribas	09/20/17	1,310
TRY 272,415	USD 75,000	BNP Paribas	09/20/17	696
TRY 409,342	USD 113,000	BNP Paribas	09/20/17	744
USD 187,980	NZD 260,000	BNP Paribas	09/20/17	(2,272)
USD 1,056,202	EUR 942,708	BNP Paribas	09/20/17	(25,030)
USD 179,718	PLN 678,757	BNP Paribas	09/20/17	(3,387)
PLN 10,634,331	EUR 2,523,512	BNP Paribas	09/20/17	(25,563)
BRL 1,652,000	USD 502,510	Citibank N.A.	07/05/17	(3,967)
CZK 4,971,135	EUR 185,000	Citibank N.A.	07/10/17	6,094
USD 91,577	TWD 2,771,758	Citibank N.A.	07/11/17	447
SEK 649,661	USD 74,284	Citibank N.A.	07/12/17	2,868
ARS 3,129,525	USD 193,300	Citibank N.A.	07/13/17	(5,960)
USD 583,107	KRW 661,768,202	Citibank N.A.	07/13/17	4,798
USD 719,859	KRW 824,742,753	Citibank N.A.	07/13/17	(871)
RUB 56,807,703	USD 963,970	Citibank N.A.	07/20/17	(4,044)
KRW 212,966,400	USD 188,000	Citibank N.A.	07/20/17	(1,913)
RUB 8,965,200	USD 150,000	Citibank N.A.	07/20/17	1,492
RUB 22,813,331	USD 398,225	Citibank N.A.	07/20/17	(12,730)
AUD 719,822	USD 538,461	Citibank N.A.	07/27/17	14,611
AUD 115,525	USD 87,657	Citibank N.A.	07/27/17	1,106
MYR 350,091	USD 80,843	Citibank N.A.	07/27/17	476
USD 661,274	AUD 884,000	Citibank N.A.	07/27/17	(17,943)
USD 196,208	IDR 2,617,960,100	Citibank N.A.	07/31/17	403
GBP 897,195	USD 1,144,727	Citibank N.A.	08/10/17	25,274
USD 1,402,294	GBP 1,099,067	Citibank N.A.	08/10/17	(30,961)
TWD 6,198,337	USD 204,971	Citibank N.A.	08/17/17	(1,086)
USD 83,477	MYR 361,665	Citibank N.A.	08/17/17	(405)
PEN 658,601	USD 198,883	Citibank N.A.	08/29/17	2,822
CLP 253,889,370	USD 382,340	Citibank N.A.	08/30/17	(489)
NOK 766,347	EUR 79,999	Citibank N.A.	09/20/17	181
USD 563,000	JPY 62,951,845	Citibank N.A.	09/20/17	1,358
USD 375,000	JPY 41,885,812	Citibank N.A.	09/20/17	1,304
NOK 4,742,438	EUR 493,000	Citibank N.A.	09/20/17	3,485
EUR 164,000	USD 188,123	Citibank N.A.	09/20/17	(24)
JPY 20,340,164	USD 181,532	Citibank N.A.	09/20/17	(62)
NOK 3,785,473	EUR 394,000	Citibank N.A.	09/20/17	2,230

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 67,252	MXN 1,229,376	Citibank N.A.	09/20/17	$356
USD 188,000	MXN 3,405,263	Citibank N.A.	09/20/17	2,703
ZAR 984,307	USD 75,000	Citibank N.A.	09/20/17	(760)
NZD 114,423	USD 83,043	Citibank N.A.	09/20/17	685
USD 566,005	EUR 496,000	Citibank N.A.	09/20/17	(2,878)
USD 752,000	CHF 718,310	Citibank N.A.	09/20/17	(923)
USD 188,000	MXN 3,417,520	Citibank N.A.	09/20/17	2,036
AUD 247,000	USD 188,189	Citibank N.A.	09/20/17	1,466
SEK 712,297	EUR 73,000	Citibank N.A.	09/20/17	1,204
SEK 917,739	EUR 94,064	Citibank N.A.	09/20/17	1,541
USD 188,934	GBP 148,000	Citibank N.A.	09/20/17	(4,301)
SEK 728,410	USD 83,698	Citibank N.A.	09/20/17	3,155
USD 75,000	MXN 1,372,012	Citibank N.A.	09/20/17	342
USD 38,000	MXN 697,832	Citibank N.A.	09/20/17	28
EUR 67,555	AUD 100,312	Citibank N.A.	09/20/17	459
AUD 420,991	USD 319,435	Citibank N.A.	09/20/17	3,815
SEK 1,651,688	EUR 169,000	Citibank N.A.	09/20/17	3,107
USD 189,258	EUR 169,000	Citibank N.A.	09/20/17	(4,575)
JPY 10,110,675	USD 90,963	Citibank N.A.	09/20/17	(758)
NOK 22,649,949	EUR 2,384,067	Citibank N.A.	09/20/17	(17,180)
JPY 20,739,408	USD 188,000	Citibank N.A.	09/20/17	(2,968)
USD 188,252	GBP 148,000	Citibank N.A.	09/20/17	(4,984)
USD 188,410	GBP 147,000	Citibank N.A.	09/20/17	(3,520)
USD 187,346	NZD 260,000	Citibank N.A.	09/20/17	(2,906)
USD 376,000	CAD 496,339	Citibank N.A.	09/20/17	(7,222)
SEK 1,638,258	EUR 168,000	Citibank N.A.	09/20/17	2,652
SEK 11,138,578	EUR 1,139,233	Citibank N.A.	09/20/17	21,481
NZD 2,335,241	USD 1,678,501	Citibank N.A.	09/20/17	30,285
USD 75,000	CAD 99,427	Citibank N.A.	09/20/17	(1,768)
USD 913,905	HKD 7,080,569	Citibank N.A.	10/03/17	4,725
USD 493,547	BRL 1,652,000	Citibank N.A.	10/03/17	4,020
USD 728,000	HKD 5,639,889	Citibank N.A.	10/10/17	3,721
TWD 1,131,046	USD 37,384	Citibank N.A.	10/20/17	(152)
CZK 10,698,913	EUR 399,929	Citibank N.A.	11/21/17	12,361
USD 735,163	HKD 5,685,787	Citibank N.A.	03/27/18	3,295
USD 605,000	HKD 4,679,675	Citibank N.A.	03/27/18	2,638
USD 700,246	RUB 39,970,061	Credit Suisse International	07/20/17	24,840
CLP 100,143,750	USD 150,685	Credit Suisse International	08/30/17	(68)
COP 770,069,749	USD 261,196	Credit Suisse International	09/14/17	(10,948)
JPY 10,102,069	USD 90,580	Credit Suisse International	09/20/17	(452)
USD 97,982	GBP 75,415	Credit Suisse International	09/20/17	(484)
EUR 330,000	CHF 360,743	Credit Suisse International	09/20/17	365
USD 97,982	EUR 85,500	Credit Suisse International	09/20/17	(81)
CAD 245,921	USD 188,000	Credit Suisse International	09/20/17	1,875
EUR 166,000	USD 189,070	Credit Suisse International	09/20/17	1,323
JPY 63,064,224	USD 564,000	Credit Suisse International	09/20/17	(1,356)
JPY 20,959,180	USD 188,000	Credit Suisse International	09/20/17	(1,007)
USD 98,299	CAD 129,056	Credit Suisse International	09/20/17	(1,345)
USD 377,236	EUR 330,000	Credit Suisse International	09/20/17	(1,255)
JPY 20,936,650	USD 187,000	Credit Suisse International	09/20/17	(208)
USD 188,603	EUR 165,000	Credit Suisse International	09/20/17	(642)
AUD 249,000	USD 188,346	Credit Suisse International	09/20/17	2,844
AUD 496,000	USD 376,328	Credit Suisse International	09/20/17	4,517
USD 188,000	CAD 248,205	Credit Suisse International	09/20/17	(3,639)
GBP 60,000	USD 75,806	Credit Suisse International	09/20/17	2,532
EUR 100,824	USD 113,279	Credit Suisse International	09/20/17	2,361
JPY 20,851,080	USD 188,000	Credit Suisse International	09/20/17	(1,972)
USD 187,832	NZD 260,000	Credit Suisse International	09/20/17	(2,420)
GBP 59,380	USD 75,612	Credit Suisse International	09/20/17	1,918
JPY 15,132,929	USD 136,551	Credit Suisse International	09/20/17	(1,539)
SEK 25,706,020	EUR 2,639,303	Credit Suisse International	09/20/17	37,946
GBP 118,664	CAD 200,052	Credit Suisse International	09/20/17	473
USD 75,000	CLP 49,629,000	Deutsche Bank AG	07/03/17	238

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 76,000	KRW 85,203,600	Deutsche Bank AG	07/03/17	$1,531
USD 1,909,776	BRL 6,286,983	Deutsche Bank AG	07/05/17	12,483
USD 189,000	BRL 618,691	Deutsche Bank AG	07/05/17	2,291
USD 189,000	BRL 617,325	Deutsche Bank AG	07/05/17	2,703
TWD 5,685,457	USD 188,000	Deutsche Bank AG	07/11/17	(1,074)
USD 443,954	KRW 501,201,600	Deutsche Bank AG	07/12/17	5,954
KRW 869,561,693	USD 761,838	Deutsche Bank AG	07/13/17	(1,941)
KRW 981,740,884	USD 863,297	Deutsche Bank AG	07/13/17	(5,368)
KRW 534,186,742	USD 478,092	Deutsche Bank AG	07/13/17	(11,274)
USD 80,182	KRW 90,878,680	Deutsche Bank AG	07/13/17	765
INR 26,130,990	USD 400,567	Deutsche Bank AG	07/14/17	3,251
INR 8,133,336	USD 120,333	Deutsche Bank AG	07/14/17	5,356
INR 26,417,350	USD 400,020	Deutsche Bank AG	07/14/17	8,223
INR 12,145,740	USD 188,000	Deutsche Bank AG	07/14/17	(305)
INR 12,144,800	USD 188,000	Deutsche Bank AG	07/14/17	(319)
USD 209,186	INR 13,725,979	Deutsche Bank AG	07/14/17	(2,930)
USD 701,455	INR 45,243,858	Deutsche Bank AG	07/14/17	2,275
INR 12,084,200	USD 188,000	Deutsche Bank AG	07/14/17	(1,256)
INR 6,317,080	USD 98,000	Deutsche Bank AG	07/14/17	(378)
CLP 49,494,000	USD 75,000	Deutsche Bank AG	07/17/17	(469)
USD 150,000	CLP 99,772,200	Deutsche Bank AG	07/17/17	(242)
TWD 11,311,960	USD 376,000	Deutsche Bank AG	07/17/17	(4,040)
USD 188,000	TWD 5,705,800	Deutsche Bank AG	07/19/17	374
INR 4,859,407	USD 75,000	Deutsche Bank AG	07/20/17	45
KRW 213,004,000	USD 188,000	Deutsche Bank AG	07/20/17	(1,880)
KRW 429,880,800	USD 376,000	Deutsche Bank AG	07/20/17	(376)
USD 188,000	KRW 213,756,000	Deutsche Bank AG	07/20/17	1,223
USD 75,000	INR 4,845,375	Deutsche Bank AG	07/20/17	172
TWD 2,184,562	USD 71,625	Deutsche Bank AG	07/20/17	212
KRW 214,517,400	USD 188,000	Deutsche Bank AG	07/20/17	(557)
TWD 5,697,340	USD 188,000	Deutsche Bank AG	07/20/17	(648)
TWD 5,729,394	USD 188,000	Deutsche Bank AG	07/20/17	406
INR 12,144,800	USD 188,000	Deutsche Bank AG	07/24/17	(529)
USD 73,830	CLP 49,023,120	Deutsche Bank AG	07/24/17	24
INR 45,279,806	USD 698,385	Deutsche Bank AG	07/24/17	568
USD 187,323	INR 12,140,417	Deutsche Bank AG	07/24/17	(80)
KRW 214,132,000	USD 188,000	Deutsche Bank AG	07/26/17	(912)
INR 24,312,160	USD 376,000	Deutsche Bank AG	07/31/17	(1,004)
USD 188,000	TWD 5,727,420	Deutsche Bank AG	07/31/17	(384)
INR 12,180,520	USD 188,000	Deutsche Bank AG	07/31/17	(125)
USD 263,000	TWD 8,010,980	Deutsche Bank AG	07/31/17	(494)
USD 177,754	KRW 203,617,207	Deutsche Bank AG	07/31/17	(133)
USD 75,000	TWD 2,280,375	Deutsche Bank AG	07/31/17	(5)
BRL 6,286,983	USD 1,897,986	Deutsche Bank AG	08/02/17	(12,879)
COP 234,923,976	USD 80,083	Deutsche Bank AG	08/11/17	(3,432)
USD 177,581	COP 518,449,099	Deutsche Bank AG	08/11/17	8,421
USD 1,401,696	KRW 1,576,207,202	Deutsche Bank AG	08/24/17	24,315
USD 184,580	IDR 2,472,723,440	Deutsche Bank AG	08/25/17	157
IDR 10,443,216,527	USD 781,122	Deutsche Bank AG	08/25/17	(2,236)
USD 75,000	CLP 49,841,250	Deutsche Bank AG	08/30/17	38
USD 75,000	CLP 49,702,500	Deutsche Bank AG	08/30/17	247
PHP 18,704,062	USD 375,508	Deutsche Bank AG	09/14/17	(7,230)
USD 73,628	COP 218,418,750	Deutsche Bank AG	09/14/17	2,649
USD 187,614	NZD 259,000	Deutsche Bank AG	09/20/17	(1,906)
USD 188,000	CNH 1,292,483	Deutsche Bank AG	09/20/17	(1,510)
SGD 521,813	USD 376,000	Deutsche Bank AG	09/20/17	3,488
MXN 7,558,263	USD 413,000	Deutsche Bank AG	09/20/17	(1,718)
MXN 1,996,699	USD 109,013	Deutsche Bank AG	09/20/17	(362)
USD 187,758	NZD 259,000	Deutsche Bank AG	09/20/17	(1,762)
USD 187,218	AUD 244,000	Deutsche Bank AG	09/20/17	(134)
USD 170,911	CNH 1,169,320	Deutsche Bank AG	09/20/17	(540)
GBP 208,000	USD 263,510	Deutsche Bank AG	09/20/17	8,064
USD 188,000	CAD 248,395	Deutsche Bank AG	09/20/17	(3,785)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 563,454	NZD 782,000	Deutsche Bank AG	09/20/17	$(8,765)
USD 375,208	NZD 518,000	Deutsche Bank AG	09/20/17	(3,833)
USD 187,718	NZD 259,000	Deutsche Bank AG	09/20/17	(1,802)
USD 187,361	AUD 247,000	Deutsche Bank AG	09/20/17	(2,294)
USD 188,000	CNH 1,284,999	Deutsche Bank AG	09/20/17	(412)
USD 68,040	CNH 463,012	Deutsche Bank AG	09/20/17	151
USD 194,919	EUR 169,888	Deutsche Bank AG	09/20/17	68
USD 375,000	CNH 2,557,125	Deutsche Bank AG	09/20/17	63
USD 188,299	GBP 147,000	Deutsche Bank AG	09/20/17	(3,631)
PLN 230,498	EUR 54,076	Deutsche Bank AG	09/20/17	158
EUR 67,000	USD 75,548	Deutsche Bank AG	09/20/17	1,297
PLN 10,580,626	EUR 2,510,857	Deutsche Bank AG	09/20/17	(25,536)
PLN 1,698,395	EUR 403,000	Deutsche Bank AG	09/20/17	(4,052)
CNH 1,291,729	USD 188,000	Deutsche Bank AG	09/20/17	1,399
MXN 3,426,206	USD 188,000	Deutsche Bank AG	09/20/17	(1,564)
USD 188,000	MXN 3,425,945	Deutsche Bank AG	09/20/17	1,578
USD 105,727	NZD 146,306	Deutsche Bank AG	09/20/17	(1,330)
JPY 20,798,571	USD 188,000	Deutsche Bank AG	09/20/17	(2,440)
CNH 1,284,717	USD 188,000	Deutsche Bank AG	09/20/17	371
USD 188,000	CNH 1,290,394	Deutsche Bank AG	09/20/17	(1,203)
USD 376,000	SGD 520,271	Deutsche Bank AG	09/20/17	(2,367)
USD 151,000	MXN 2,757,222	Deutsche Bank AG	09/20/17	966
USD 189,000	CNH 1,297,069	Deutsche Bank AG	09/20/17	(1,182)
USD 75,000	MXN 1,366,163	Deutsche Bank AG	09/20/17	660
USD 75,000	MXN 1,364,677	Deutsche Bank AG	09/20/17	741
EUR 504,000	USD 567,121	Deutsche Bank AG	09/20/17	10,938
TRY 268,830	USD 75,000	Deutsche Bank AG	09/20/17	(300)
USD 380,796	EUR 337,311	Deutsche Bank AG	09/20/17	(6,081)
EUR 67,000	PLN 284,301	Deutsche Bank AG	09/20/17	151
USD 75,000	MXN 1,369,892	Deutsche Bank AG	09/20/17	458
AUD 249,000	USD 188,504	Deutsche Bank AG	09/20/17	2,686
AUD 249,000	USD 188,537	Deutsche Bank AG	09/20/17	2,653
USD 189,855	EUR 167,500	Deutsche Bank AG	09/20/17	(2,258)
KRW 945,584,878	USD 833,702	Deutsche Bank AG	09/27/17	(6,986)
USD 517,844	TWD 15,616,622	Deutsche Bank AG	09/29/17	4,004
USD 269,280	HKD 2,083,042	Deutsche Bank AG	03/27/18	1,153
USD 402,000	HKD 3,112,686	Deutsche Bank AG	03/27/18	1,339
USD 517,657	BRL 1,652,000	JPMorgan Chase Bank N.A.	07/05/17	19,115
ARS 2,582,288	USD 160,216	JPMorgan Chase Bank N.A.	07/06/17	(5,034)
USD 468,626	TWD 14,111,269	JPMorgan Chase Bank N.A.	07/11/17	4,677
USD 187,500	KRW 210,024,375	JPMorgan Chase Bank N.A.	07/17/17	3,975
USD 74,519	RUB 4,277,400	JPMorgan Chase Bank N.A.	07/20/17	2,240
KRW 85,818,750	USD 75,000	JPMorgan Chase Bank N.A.	07/20/17	(13)
USD 188,000	IDR 2,506,040,000	JPMorgan Chase Bank N.A.	07/21/17	343
USD 134,390	NZD 186,920	JPMorgan Chase Bank N.A.	07/28/17	(2,522)
IDR 5,037,813,900	USD 377,082	JPMorgan Chase Bank N.A.	08/25/17	(1,347)
CLP 124,402,080	USD 187,152	JPMorgan Chase Bank N.A.	08/30/17	(51)
USD 565,912	TWD 17,025,458	JPMorgan Chase Bank N.A.	08/30/17	5,882
COP 217,275,000	USD 70,521	JPMorgan Chase Bank N.A.	09/14/17	86
EUR 208,649	CZK 5,447,372	JPMorgan Chase Bank N.A.	09/20/17	(126)
EUR 60,205	USD 68,898	JPMorgan Chase Bank N.A.	09/20/17	154
EUR 80,272	USD 91,803	JPMorgan Chase Bank N.A.	09/20/17	264
GBP 145,000	USD 188,631	JPMorgan Chase Bank N.A.	09/20/17	688
NZD 134,318	USD 97,982	JPMorgan Chase Bank N.A.	09/20/17	303
USD 69,064	EUR 60,205	JPMorgan Chase Bank N.A.	09/20/17	12
USD 91,987	EUR 80,272	JPMorgan Chase Bank N.A.	09/20/17	(80)
EUR 498,000	USD 565,515	JPMorgan Chase Bank N.A.	09/20/17	5,662
EUR 166,000	USD 188,871	JPMorgan Chase Bank N.A.	09/20/17	1,522
JPY 21,043,780	USD 188,000	JPMorgan Chase Bank N.A.	09/20/17	(252)
USD 113,073	GBP 88,000	JPMorgan Chase Bank N.A.	09/20/17	(1,823)
USD 188,306	EUR 165,000	JPMorgan Chase Bank N.A.	09/20/17	(939)
CNH 1,281,905	USD 186,872	JPMorgan Chase Bank N.A.	09/20/17	1,087
NOK 3,149,459	CHF 359,000	JPMorgan Chase Bank N.A.	09/20/17	1,527

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 186,872	CNH 1,281,138	JPMorgan Chase Bank N.A.	09/20/17	$(974)
USD 188,000	CNH 1,288,364	JPMorgan Chase Bank N.A.	09/20/17	(906)
MXN 3,411,346	USD 188,000	JPMorgan Chase Bank N.A.	09/20/17	(2,372)
MXN 1,386,507	USD 75,000	JPMorgan Chase Bank N.A.	09/20/17	447
USD 101,091	NZD 138,986	JPMorgan Chase Bank N.A.	09/20/17	(611)
SEK 1,651,093	EUR 169,000	JPMorgan Chase Bank N.A.	09/20/17	3,036
EUR 624,014	CZK 16,318,280	JPMorgan Chase Bank N.A.	09/20/17	(1,549)
CAD 350,905	USD 264,000	JPMorgan Chase Bank N.A.	09/20/17	6,933
MXN 1,383,471	USD 75,000	JPMorgan Chase Bank N.A.	09/20/17	281
USD 75,000	MXN 1,367,750	JPMorgan Chase Bank N.A.	09/20/17	574
NOK 1,589,934	USD 188,000	JPMorgan Chase Bank N.A.	09/20/17	2,737
SEK 1,652,347	EUR 169,000	JPMorgan Chase Bank N.A.	09/20/17	3,185
CZK 4,436,951	EUR 169,000	JPMorgan Chase Bank N.A.	09/20/17	1,190
USD 188,000	MXN 3,430,193	JPMorgan Chase Bank N.A.	09/20/17	1,347
EUR 81,000	CZK 2,121,609	JPMorgan Chase Bank N.A.	09/20/17	(351)
USD 179,540	CAD 236,860	JPMorgan Chase Bank N.A.	09/20/17	(3,339)
SEK 25,679,577	EUR 2,639,482	JPMorgan Chase Bank N.A.	09/20/17	34,587
JPY 20,628,262	USD 188,000	JPMorgan Chase Bank N.A.	09/20/17	(3,959)
EUR 85,310	CZK 2,232,317	JPMorgan Chase Bank N.A.	09/20/17	(274)
NOK 22,731,654	EUR 2,397,437	JPMorgan Chase Bank N.A.	09/20/17	(22,712)
USD 188,000	MXN 3,445,049	JPMorgan Chase Bank N.A.	09/20/17	538
CZK 4,301,622	EUR 164,000	JPMorgan Chase Bank N.A.	09/20/17	976
NZD 102,952	USD 74,880	JPMorgan Chase Bank N.A.	09/20/17	454
CZK 6,264,762	EUR 234,328	JPMorgan Chase Bank N.A.	09/21/17	6,606
CZK 9,211,707	EUR 345,000	JPMorgan Chase Bank N.A.	11/09/17	9,733
CZK 5,149,240	EUR 193,000	JPMorgan Chase Bank N.A.	01/03/18	5,626
CZK 5,004,184	EUR 188,000	JPMorgan Chase Bank N.A.	01/03/18	4,963
CZK 5,283,374	EUR 197,990	JPMorgan Chase Bank N.A.	01/03/18	5,815
CZK 13,455,540	EUR 504,000	JPMorgan Chase Bank N.A.	01/03/18	15,083
KRW 85,203,600	USD 74,964	Morgan Stanley & Co. International PLC	07/03/17	(495)
CLP 49,629,000	USD 75,161	Morgan Stanley & Co. International PLC	07/03/17	(399)
BRL 1,251,678	USD 377,000	Morgan Stanley & Co. International PLC	07/05/17	733
USD 263,000	BRL 868,899	Morgan Stanley & Co. International PLC	07/05/17	783
USD 188,000	BRL 622,487	Morgan Stanley & Co. International PLC	07/05/17	145
MYR 573,456	USD 133,523	Morgan Stanley & Co. International PLC	07/05/17	50
BRL 250,487	USD 75,000	Morgan Stanley & Co. International PLC	07/05/17	592
BRL 1,255,884	USD 380,061	Morgan Stanley & Co. International PLC	07/05/17	(1,059)
BRL 247,132	USD 75,000	Morgan Stanley & Co. International PLC	07/05/17	(420)
BRL 247,272	USD 75,000	Morgan Stanley & Co. International PLC	07/05/17	(378)
BRL 1,760,743	USD 533,979	Morgan Stanley & Co. International PLC	07/05/17	(2,620)
USD 75,000	BRL 246,514	Morgan Stanley & Co. International PLC	07/05/17	607
USD 263,000	BRL 863,008	Morgan Stanley & Co. International PLC	07/05/17	2,560
BRL 1,239,334	USD 376,000	Morgan Stanley & Co. International PLC	07/05/17	(1,993)
USD 156,502	ARS 2,582,288	Morgan Stanley & Co. International PLC	07/06/17	1,320
USD 181,934	TWD 5,543,543	Morgan Stanley & Co. International PLC	07/11/17	(326)
USD 116,084	SEK 1,028,000	Morgan Stanley & Co. International PLC	07/12/17	(5,997)
USD 265,996	KRW 297,114,908	Morgan Stanley & Co. International PLC	07/13/17	6,352
KRW 230,580,217	USD 202,219	Morgan Stanley & Co. International PLC	07/13/17	(718)
ARS 2,582,288	USD 155,935	Morgan Stanley & Co. International PLC	07/13/17	(1,354)
USD 569,353	KRW 640,613,033	Morgan Stanley & Co. International PLC	07/13/17	9,531
USD 113,000	CLP 75,060,250	Morgan Stanley & Co. International PLC	07/17/17	(30)
USD 104,978	KRW 119,203,051	Morgan Stanley & Co. International PLC	07/19/17	819
RUB 4,138,062	USD 68,558	Morgan Stanley & Co. International PLC	07/20/17	1,367
RUB 6,567,923	USD 114,526	Morgan Stanley & Co. International PLC	07/20/17	(3,542)
USD 75,000	RUB 4,350,038	Morgan Stanley & Co. International PLC	07/20/17	1,494
RUB 9,044,505	USD 150,000	Morgan Stanley & Co. International PLC	07/20/17	2,832
RUB 4,194,046	USD 70,160	Morgan Stanley & Co. International PLC	07/20/17	710
RUB 6,704,008	USD 113,000	Morgan Stanley & Co. International PLC	07/20/17	283
USD 187,039	RUB 10,682,461	Morgan Stanley & Co. International PLC	07/20/17	6,529
USD 113,000	RUB 6,717,850	Morgan Stanley & Co. International PLC	07/20/17	(517)
USD 188,000	RUB 10,880,444	Morgan Stanley & Co. International PLC	07/20/17	4,144
USD 75,000	RUB 4,437,000	Morgan Stanley & Co. International PLC	07/20/17	24
RUB 9,003,810	USD 150,000	Morgan Stanley & Co. International PLC	07/20/17	2,145

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 378,000	RUB 21,672,479	Morgan Stanley & Co. International PLC	07/20/17	$11,783
RUB 8,599,800	USD 150,000	Morgan Stanley & Co. International PLC	07/20/17	(4,682)
USD 188,000	TWD 5,716,140	Morgan Stanley & Co. International PLC	07/20/17	30
USD 150,000	RUB 8,825,460	Morgan Stanley & Co. International PLC	07/20/17	869
INR 12,232,401	USD 189,101	Morgan Stanley & Co. International PLC	07/24/17	(278)
USD 75,000	CLP 49,582,500	Morgan Stanley & Co. International PLC	07/24/17	351
MYR 573,456	USD 133,083	Morgan Stanley & Co. International PLC	07/27/17	118
USD 75,000	KRW 85,725,000	Morgan Stanley & Co. International PLC	07/31/17	108
COP 349,971,749	USD 119,261	Morgan Stanley & Co. International PLC	08/11/17	(5,072)
USD 75,000	CLP 49,732,500	Morgan Stanley & Co. International PLC	08/30/17	202
USD 75,019	CLP 49,629,000	Morgan Stanley & Co. International PLC	08/30/17	377
USD 308,016	BRL 1,030,883	Morgan Stanley & Co. International PLC	09/05/17	984
EUR 245,533	SEK 2,366,253	Morgan Stanley & Co. International PLC	09/20/17	(530)
EUR 329,000	SEK 3,170,441	Morgan Stanley & Co. International PLC	09/20/17	(686)
USD 376,967	GBP 296,000	Morgan Stanley & Co. International PLC	09/20/17	(9,503)
JPY 21,111,272	USD 188,000	Morgan Stanley & Co. International PLC	09/20/17	350
USD 188,000	JPY 20,920,452	Morgan Stanley & Co. International PLC	09/20/17	1,353
USD 187,770	AUD 245,000	Morgan Stanley & Co. International PLC	09/20/17	(348)
JPY 21,074,800	USD 188,000	Morgan Stanley & Co. International PLC	09/20/17	24
USD 187,631	NZD 258,000	Morgan Stanley & Co. International PLC	09/20/17	(1,158)
AUD 498,000	USD 376,762	Morgan Stanley & Co. International PLC	09/20/17	5,619
CAD 249,421	USD 188,000	Morgan Stanley & Co. International PLC	09/20/17	4,578
USD 75,312	GBP 59,000	Morgan Stanley & Co. International PLC	09/20/17	(1,721)
CAD 249,628	USD 188,000	Morgan Stanley & Co. International PLC	09/20/17	4,737
GBP 121,202	EUR 136,546	Morgan Stanley & Co. International PLC	09/20/17	1,637
USD 75,000	ZAR 990,608	Morgan Stanley & Co. International PLC	09/20/17	285
AUD 249,000	USD 188,076	Morgan Stanley & Co. International PLC	09/20/17	3,114
USD 189,261	GBP 149,000	Morgan Stanley & Co. International PLC	09/20/17	(5,280)
USD 187,816	AUD 249,000	Morgan Stanley & Co. International PLC	09/20/17	(3,375)
GBP 149,000	USD 188,827	Morgan Stanley & Co. International PLC	09/20/17	5,714
GBP 149,000	USD 188,433	Morgan Stanley & Co. International PLC	09/20/17	6,108
GBP 149,000	USD 188,567	Morgan Stanley & Co. International PLC	09/20/17	5,974
USD 188,901	EUR 168,000	Morgan Stanley & Co. International PLC	09/20/17	(3,786)
USD 90,610	NZD 125,053	Morgan Stanley & Co. International PLC	09/20/17	(896)
EUR 7,690	CZK 202,288	Morgan Stanley & Co. International PLC	09/20/17	(71)
EUR 234,000	USD 265,134	Morgan Stanley & Co. International PLC	09/20/17	3,251
USD 188,849	GBP 148,000	Morgan Stanley & Co. International PLC	09/20/17	(4,386)
NZD 260,000	CAD 248,084	Morgan Stanley & Co. International PLC	09/20/17	(1,293)
JPY 20,728,128	USD 188,000	Morgan Stanley & Co. International PLC	09/20/17	(3,068)
USD 376,000	CAD 498,057	Morgan Stanley & Co. International PLC	09/20/17	(8,549)
HUF 153,647,209	USD 563,543	Morgan Stanley & Co. International PLC	09/20/17	6,557
AUD 490,000	NZD 513,914	Morgan Stanley & Co. International PLC	09/20/17	187
TRY 2,369,694	USD 654,974	Morgan Stanley & Co. International PLC	09/20/17	3,496
EUR 134,000	USD 150,960	Morgan Stanley & Co. International PLC	09/20/17	2,731
ZAR 2,400,223	USD 184,537	Morgan Stanley & Co. International PLC	09/20/17	(3,505)
CAD 6,496,204	USD 4,844,345	Morgan Stanley & Co. International PLC	09/20/17	171,363
USD 1,358,560	CAD 1,799,155	Morgan Stanley & Co. International PLC	09/20/17	(30,564)
USD 154,950	CAD 205,750	Morgan Stanley & Co. International PLC	09/20/17	(3,909)
NZD 260,000	CAD 248,286	Morgan Stanley & Co. International PLC	09/20/17	(1,449)
CZK 3,823,636	EUR 143,060	Morgan Stanley & Co. International PLC	09/21/17	3,986
USD 75,062	KRW 85,203,600	Morgan Stanley & Co. International PLC	09/27/17	569
CNY 1,391,916	USD 202,049	Morgan Stanley & Co. International PLC	09/28/17	2,065
USD 188,044	TWD 5,669,140	Morgan Stanley & Co. International PLC	09/29/17	1,510
CZK 4,353,582	EUR 162,763	Morgan Stanley & Co. International PLC	11/21/17	5,002
CZK 4,362,034	EUR 162,975	Morgan Stanley & Co. International PLC	11/22/17	5,137
USD 225,712	CAD 307,259	RBC Europe Limited	07/14/17	(11,273)
EUR 531,958	USD 608,526	RBC Europe Limited	08/24/17	714
USD 90,384	CAD 117,217	RBC Europe Limited	09/20/17	(119)
USD 83,283	SEK 705,446	RBC Europe Limited	09/20/17	(831)
JPY 65,781,237	EUR 526,343	RBC Europe Limited	09/20/17	(16,800)
USD 356,110	CAD 471,464	RBC Europe Limited	09/20/17	(7,907)
USD 188,000	CAD 248,339	RBC Europe Limited	09/20/17	(3,742)
SEK 1,054,938	USD 121,633	RBC Europe Limited	09/20/17	4,154

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 75,665	CAD 100,059	RBC Europe Limited	09/20/17	$(1,591)
NZD 260,000	USD 187,641	RBC Europe Limited	09/20/17	2,611
USD 188,000	CAD 249,166	RBC Europe Limited	09/20/17	(4,380)
USD 376,000	CAD 496,878	RBC Europe Limited	09/20/17	(7,639)
USD 113,000	JPY 12,676,181	Royal Bank of Scotland PLC	09/20/17	(94)
SEK 1,639,467	EUR 168,000	Royal Bank of Scotland PLC	09/20/17	2,797
EUR 169,000	NOK 1,615,703	Royal Bank of Scotland PLC	09/20/17	5
MXN 1,430,224	USD 77,700	Royal Bank of Scotland PLC	09/20/17	125
USD 75,000	MXN 1,381,676	Royal Bank of Scotland PLC	09/20/17	(184)
USD 188,000	MXN 3,448,719	Royal Bank of Scotland PLC	09/20/17	339
USD 187,453	AUD 247,000	Royal Bank of Scotland PLC	09/20/17	(2,201)
EUR 168,000	GBP 147,296	Royal Bank of Scotland PLC	09/20/17	371
USD 187,522	AUD 247,000	Royal Bank of Scotland PLC	09/20/17	(2,132)
MXN 1,376,625	USD 75,000	Royal Bank of Scotland PLC	09/20/17	(91)
NZD 261,000	USD 187,741	Royal Bank of Scotland PLC	09/20/17	3,243
SEK 652,533	EUR 67,000	Royal Bank of Scotland PLC	09/20/17	960
USD 171,698	INR 11,678,903	Standard Chartered Bank	07/14/17	(8,783)
USD 1,735,955	TWD 52,963,982	Standard Chartered Bank	08/17/17	(6,224)
USD 75,000	TRY 270,840	Standard Chartered Bank	09/20/17	(259)
USD 75,000	TRY 270,713	Standard Chartered Bank	09/20/17	(223)
USD 301,000	ZAR 3,927,099	Standard Chartered Bank	09/20/17	4,805
USD 70,808	ZAR 923,854	Standard Chartered Bank	09/20/17	1,127
CNH 1,291,673	USD 188,000	Standard Chartered Bank	09/20/17	1,391
USD 188,000	CAD 249,423	Standard Chartered Bank	09/20/17	(4,579)
TRY 270,833	USD 75,000	Standard Chartered Bank	09/20/17	256
AUD 252,350	USD 193,111	Standard Chartered Bank	09/20/17	652
USD 430,265	HKD 3,327,439	Standard Chartered Bank	03/27/18	1,961
USD 750,000	HKD 5,809,624	Standard Chartered Bank	05/11/18	1,850
USD 449,000	GBP 344,873	State Street Bank and Trust Co.	09/20/17	(1,281)
CAD 244,466	USD 188,000	State Street Bank and Trust Co.	09/20/17	752
JPY 36,890,802	USD 327,825	State Street Bank and Trust Co.	09/20/17	1,306
CAD 195,620	USD 150,000	State Street Bank and Trust Co.	09/20/17	1,037
JPY 42,087,184	USD 376,000	State Street Bank and Trust Co.	09/20/17	(508)
NOK 2,591,376	CAD 401,770	State Street Bank and Trust Co.	09/20/17	669
JPY 21,100,867	EUR 167,000	State Street Bank and Trust Co.	09/20/17	(3,282)
SEK 1,632,993	EUR 167,000	State Street Bank and Trust Co.	09/20/17	3,172
AUD 497,000	USD 376,594	State Street Bank and Trust Co.	09/20/17	5,018
JPY 41,881,307	USD 377,000	State Street Bank and Trust Co.	09/20/17	(3,345)
NZD 258,000	USD 188,214	State Street Bank and Trust Co.	09/20/17	575
JPY 8,418,233	USD 75,941	State Street Bank and Trust Co.	09/20/17	(836)
NOK 6,002,124	CAD 936,981	State Street Bank and Trust Co.	09/20/17	(3,395)
CAD 349,498	USD 263,000	State Street Bank and Trust Co.	09/20/17	6,847
JPY 20,881,630	USD 188,000	State Street Bank and Trust Co.	09/20/17	(1,699)
USD 188,000	CAD 248,701	State Street Bank and Trust Co.	09/20/17	(4,021)
NOK 1,586,532	USD 188,000	State Street Bank and Trust Co.	09/20/17	2,329
USD 376,000	CAD 496,967	State Street Bank and Trust Co.	09/20/17	(7,707)
USD 75,000	ZAR 988,403	State Street Bank and Trust Co.	09/20/17	451
USD 75,658	NOK 640,245	State Street Bank and Trust Co.	09/20/17	(1,150)
JPY 20,517,568	USD 188,000	State Street Bank and Trust Co.	09/20/17	(4,947)
JPY 20,661,200	USD 188,000	State Street Bank and Trust Co.	09/20/17	(3,666)
JPY 8,660,581	USD 79,260	State Street Bank and Trust Co.	09/20/17	(1,992)
USD 75,612	AUD 99,583	State Street Bank and Trust Co.	09/20/17	(851)
USD 188,000	CAD 249,036	State Street Bank and Trust Co.	09/20/17	(4,280)
EUR 168,000	CHF 182,318	State Street Bank and Trust Co.	09/20/17	1,583
EUR 80,585	CAD 119,750	State Street Bank and Trust Co.	09/20/17	(32)
JPY 20,634,880	USD 188,000	State Street Bank and Trust Co.	09/20/17	(3,900)
USD 2,191,521	AUD 2,910,232	State Street Bank and Trust Co.	09/20/17	(43,049)
USD 7,139,886	JPY 782,792,076	State Street Bank and Trust Co.	09/20/17	155,996
CZK 11,290,908	EUR 422,423	State Street Bank and Trust Co.	09/20/17	11,788
USD 202,725	TWD 6,201,360	UBS AG	07/11/17	(1,163)
COP 575,161,200	USD 193,934	UBS AG	08/11/17	(6,270)
USD 188,000	JPY 21,026,709	UBS AG	09/20/17	405
JPY 20,992,042	USD 188,000	UBS AG	09/20/17	(714)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 330,000	CHF 360,551	UBS AG	09/20/17	$567
JPY 21,022,536	USD 188,000	UBS AG	09/20/17	(442)
USD 188,000	JPY 20,996,122	UBS AG	09/20/17	677
USD 75,000	ZAR 995,288	UBS AG	09/20/17	(68)
PLN 1,417,385	EUR 335,000	UBS AG	09/20/17	(1,866)
EUR 68,715	PLN 291,682	UBS AG	09/20/17	127
PLN 49,431	EUR 11,660	UBS AG	09/20/17	(39)
ZAR 986,423	USD 75,000	UBS AG	09/20/17	(601)
USD 143,727	NZD 197,714	UBS AG	09/20/17	(948)
JPY 21,047,446	USD 188,000	UBS AG	09/20/17	(220)
CAD 301,012	USD 226,000	UBS AG	09/20/17	6,411
USD 75,304	EUR 67,000	UBS AG	09/20/17	(1,541)
JPY 9,302,002	USD 83,570	UBS AG	09/20/17	(580)
EUR 101,000	NOK 962,429	UBS AG	09/20/17	383
JPY 20,857,133	USD 188,000	UBS AG	09/20/17	(1,918)
USD 187,977	AUD 248,000	UBS AG	09/20/17	(2,446)
HUF 24,058,499	EUR 78,036	UBS AG	09/20/17	(235)
USD 113,279	AUD 149,085	UBS AG	09/20/17	(1,193)
EUR 68,039	USD 76,348	UBS AG	09/20/17	1,689
USD 183,513	EUR 163,296	UBS AG	09/20/17	(3,778)
USD 369,646	CAD 487,389	UBS AG	09/20/17	(6,666)
USD 188,000	JPY 20,470,079	UBS AG	09/20/17	5,371
EUR 169,000	PLN 717,244	UBS AG	09/20/17	347
USD 188,000	CAD 247,957	UBS AG	09/20/17	(3,447)
SEK 2,192,058	NOK 2,130,953	UBS AG	09/20/17	5,731
CHF 1,775,791	EUR 1,637,307	UBS AG	09/20/17	(16,538)
USD 361,836	HKD 2,801,845	UBS AG	09/29/17	2,100
USD 366,510	JPY 40,625,798	Westpac Banking Corp.	07/20/17	5,046
JPY 62,549,999	USD 564,301	Westpac Banking Corp.	07/20/17	(7,769)
GBP 118,000	USD 149,682	Westpac Banking Corp.	08/10/17	4,198
EUR 3,654,106	USD 4,134,127	Westpac Banking Corp.	08/24/17	50,844
USD 5,001,765	EUR 4,421,000	Westpac Banking Corp.	08/24/17	(61,514)
JPY 21,366,287	EUR 170,825	Westpac Banking Corp.	09/20/17	(5,301)
AUD 100,000	USD 75,314	Westpac Banking Corp.	09/20/17	1,469
NZD 103,000	USD 75,042	Westpac Banking Corp.	09/20/17	327
GBP 159,138	USD 201,136	Westpac Banking Corp.	09/20/17	6,641
USD 187,912	NZD 260,000	Westpac Banking Corp.	09/20/17	(2,340)
USD 75,122	NZD 104,000	Westpac Banking Corp.	09/20/17	(979)
AUD 247,000	USD 187,841	Westpac Banking Corp.	09/20/17	1,813
USD 188,016	NZD 260,000	Westpac Banking Corp.	09/20/17	(2,236)
EUR 669,779	USD 751,445	Westpac Banking Corp.	09/20/17	16,753
AUD 247,000	USD 187,573	Westpac Banking Corp.	09/20/17	2,082
AUD 249,000	USD 187,370	Westpac Banking Corp.	09/20/17	3,820
CNH 1,520,841	USD 222,079	Westpac Banking Corp.	09/20/17	914
EUR 1,326,561	JPY 163,783,979	Westpac Banking Corp.	09/20/17	60,246
USD 777,486	AUD 1,031,970	Westpac Banking Corp.	09/20/17	(14,894)
USD 123,992	SGD 171,489	Westpac Banking Corp.	09/20/17	(723)
				$261,428

At June 30, 2017, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Sterling	154	03/21/18	$24,926,867	$(241)
Australia 3-Year Bond	119	09/15/17	10,212,130	(62,525)
U.S. Treasury 10-Year Note	125	09/20/17	15,691,406	(127,255)
U.S. Treasury 2-Year Note	106	09/29/17	22,907,594	(27,106)
U.S. Treasury Ultra Long Bond	66	09/20/17	10,947,750	178,058
			$84,685,747	$(39,069)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
90-Day Eurodollar	(80)	12/17/18	$(19,640,000)	$(20,142)
U.S. Treasury 5-Year Note	(263)	09/29/17	(30,990,852)	104,686
U.S. Treasury Long Bond	(8)	09/20/17	(1,229,500)	14,197
U.S. Treasury Ultra 10-Year Note	(2)	09/20/17	(269,625)	445
			$(52,129,977)	$99,186

At June 30, 2017, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Emerging Markets Index, Series 27, Version 1	Buy	(1.000)	06/20/22	USD 6,410,000	$294,258	$(17,100)
					$294,258	$(17,100)

At June 30, 2017, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	90,000	$(1,429)	$(301)	$(1,128)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	360,000	(5,717)	(1,279)	(4,438)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(880)	206	(1,086)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	2,830,000	(49,815)	20,688	(70,503)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	40,000	(704)	53	(757)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	100,000	(1,588)	(63)	(1,525)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	250,000	(4,401)	446	(4,847)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,680,000	(29,573)	7,623	(37,196)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	310,000	(5,457)	1,277	(6,734)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,080,000	(19,011)	8,897	(27,908)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	80,000	(1,408)	241	(1,649)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	10,000	(176)	(2)	(174)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	160,000	(2,817)	300	(3,117)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	360,000	(5,717)	1,197	(6,914)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(1,936)	453	(2,389)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(880)	89	(969)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	20,000	(352)	68	(420)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(1,936)	321	(2,257)
							$(133,797)	$40,214	$(174,011)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2017, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	1.250%	09/20/2019	CAD 87,430,000	$(308,565)	$(213,211)
Pay	3-month CAD-CDOR	1.500	09/20/2022	CAD 4,660,000	(50,113)	(34,742)
Pay	6-month CHF-LIBOR	(0.554)	03/29/2019	CHF 19,980,000	(8,985)	(10,053)
Pay	6-month EUR-EURIBOR	0.010	03/14/2019	EUR 18,540,000	23,206	21,509
Pay	6-month EUR-EURIBOR	0.250	02/11/2021	EUR 21,590,000	(18,916)	(23,407)
Pay	6-month EUR-EURIBOR	0.250	09/20/2022	EUR 16,920,000	(76,853)	(146,451)
Pay	6-month EUR-EURIBOR	1.330	01/12/2027	EUR 8,360,000	(56,657)	8,056
Pay	6-month EUR-EURIBOR	1.750	06/15/2027	EUR 6,640,000	74,842	(26,805)
Pay	6-month EUR-EURIBOR	1.000	09/20/2027	EUR 10,430,000	58,069	(187,347)
Pay	6-month EUR-EURIBOR	2.000	06/16/2037	EUR 680,000	(6,355)	(6,125)
Pay	6-month EUR-EURIBOR	1.750	06/17/2047	EUR 460,000	(642)	(2,383)
Pay	6-month GBP-LIBOR	3.230	09/15/1931	GBP 510,000	(33,200)	9,425
Pay	6-month GBP-LIBOR	1.600	03/16/2027	GBP 8,250,000	(38,957)	(70,552)
Pay	6-month GBP-LIBOR	3.364	06/15/2027	GBP 440,000	(4,528)	(4,510)
Pay	3-month SEK-STIBOR	0.050	06/15/2018	SEK 62,530,000	36,616	(21,691)
Pay	3-month SEK-STIBOR	(0.330)	09/15/2018	SEK 61,360,000	4,658	3,554
Pay	3-month SEK-STIBOR	(0.100)	06/29/2019	SEK 23,930,000	(1,567)	(1,563)
Pay	3-month SEK-STIBOR	0.250	09/20/2022	SEK 89,240,000	(141,052)	(118,484)
Pay	3-month USD-LIBOR	2.250	12/20/2019	USD 30,700,000	103,551	34,659
Pay	3-month USD-LIBOR	2.500	09/20/2027	USD 2,560,000	44,911	(37,203)
Receive	3-month AUD-BBSW	1.800	09/20/2019	AUD 14,410,000	40,628	28,096
Receive	6-month AUD-BBSW	2.250	09/20/2022	AUD 170,000	1,698	1,431
Receive	6-month AUD-BBSW	3.500	12/21/2027	AUD 4,000,000	(14,982)	20,346
Receive	6-month GBP-LIBOR	1.500	12/21/1931	GBP 270,000	1,188	16,949
Receive	6-month GBP-LIBOR	1.940	01/11/1932	GBP 6,490,000	19,551	(37,518)
Receive	6-month GBP-LIBOR	1.750	03/17/1937	GBP 5,680,000	113,027	106,099
Receive	6-month GBP-LIBOR	1.000	03/11/2021	GBP 4,240,000	4,558	6,974
Receive	6-month GBP-LIBOR	1.500	09/20/2027	GBP 7,200,000	(116,252)	204,434
Receive	6-month GBP-LIBOR	1.500	09/20/2032	GBP 1,720,000	19,602	58,412
Receive	6-month GBP-LIBOR	1.500	09/20/2047	GBP 390,000	13,249	24,722
Receive	6-month JPY-LIBOR	0.750	06/16/2037	JPY 29,250,000	7,935	848
Receive	6-month JPY-LIBOR	0.750	09/20/2037	JPY 81,110,000	(10,776)	4,850
Receive	3-month USD-LIBOR	1.826	05/11/2019	USD 13,920,000	(11,878)	(10,327)
Receive	3-month USD-LIBOR	1.750	09/20/2019	USD 11,240,000	(15,045)	15,032
Receive	3-month USD-LIBOR	2.250	02/11/2021	USD 15,130,000	(64,144)	(91,384)
Receive	3-month USD-LIBOR	2.000	09/20/2022	USD 29,280,000	(339)	154,767
Receive	3-month USD-LIBOR	2.143	07/03/2023	USD 1,000,000	497	497
Receive	3-month USD-LIBOR	2.750	12/21/2027	USD 4,310,000	(15,530)	11,559
Receive	3-month USD-LIBOR	2.378	07/03/2028	USD 2,690,000	(8,444)	(8,444)
Receive	3-month USD-LIBOR	2.790	12/20/2028	USD 4,380,000	(125,576)	(31,339)
Receive	3-month USD-LIBOR	2.750	06/16/2037	USD 890,000	2,474	753
Receive	3-month USD-LIBOR	2.500	06/17/2047	USD 1,070,000	8,133	6,084
Receive	3-month USD-LIBOR	2.500	09/20/2047	USD 600,000	6,169	18,100
Receive	3-month USD-LIBOR	2.560	07/03/2048	USD 1,140,000	6,091	6,091
					$(538,703)	$(320,292)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at June 30, 2017:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(2,000,000)	Freddie Mac, 3.500%, due 07/1/45	07/13/17	$(2,054,790)
(2,000,000)	Ginnie Mae, 4.000%, due 08/1/44	08/21/17	(2,101,875)
	Total Sales Commitments Proceeds receivable $(4,168,984)		$(4,156,665)

Currency Abbreviations
ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Offshore Yuan
COP — Colombian Peso
CNY — Chinese Yuan
CZK — Czech Koruna
EUR — EU Euro
GBP — British Pound
HKD — Hong Kong Sar Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
TRY — Turkish Lira
TWD — Taiwan New Dollar
USD — United States Dollar
ZAR — South African Rand

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,379,768
Interest rate contracts	Net Assets - Unrealized appreciation*	297,386
Interest rate contracts	Net Assets - Unrealized appreciation**	763,247
Credit contracts	Upfront payments paid on swap agreements	41,859
Total Asset Derivatives		$2,482,260
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,118,340
Interest rate contracts	Net Assets - Unrealized depreciation*	237,269
Credit contracts	Net Assets - Unrealized depreciation**	17,100
Interest rate contracts	Net Assets - Unrealized depreciation**	1,083,539
Credit contracts	Upfront payments received on OTC swap agreements	1,645
Credit contracts	Unrealized depreciation on OTC swap agreements	174,011
Total Liability Derivatives		$2,631,904

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2017 was as follows:
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(125,887)	$(125,887)
Foreign exchange contracts	(536,063)	—	—	(536,063)
Interest rate contracts	—	1,486,453	280,223	1,766,676
Total	$(536,063)	$1,486,453	$154,336	$1,104,726

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(157,150)	$(157,150)
Foreign exchange contracts	(632,423)	—	—	(632,423)
Interest rate contracts	—	(573,700)	106,824	(466,876)
Total	$(632,423)	$(573,700)	$(50,326)	$(1,256,449)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2017:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	RBC Europe Limited	Royal Bank of Scotland PLC	Standard Chartered Bank	State Street Bank and Trust Co.	UBS AG	Westpac Banking Corp.	Totals
Assets:
Forward foreign currency contracts	$47,333	$88,009	$10,419	$175,024	$80,994	$126,307	$151,648	$303,189	$7,479	$7,840	$12,042	$191,523	$23,808	$154,153	$1,379,768
Total Assets	$47,333	$88,009	$10,419	$175,024	$80,994	$126,307	$151,648	$303,189	$7,479	$7,840	$12,042	$191,523	$23,808	$154,153	$1,379,768

Liabilities:
Forward foreign currency contracts	$108,036	$161,975	$56,697	$135,350	$27,416	$150,253	$49,234	$113,957	$54,282	$4,702	$20,068	$89,941	$50,673	$95,756	$1,118,340
OTC credit default swaps	—	60,133	—	39,431	—	29,129	5,104	—	—	—	—	—	—	—	133,797
Total Liabilities	$108,036	$222,108	$56,697	$174,781	$27,416	$179,382	$54,338	$113,957	$54,282	$4,702	$20,068	$89,941	$50,673	$95,756	$1,252,137

Net OTC derivative instruments by counterparty, at fair value	$(60,703)	$(134,099)	$(46,278)	$243	$53,578	$(53,075)	$97,310	$189,232	$(46,803)	$3,138	$(8,026)	$101,582	$(26,865)	$58,397	$127,631

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(60,703)	$(134,099)	$(46,278)	$243	$53,578	$(53,075)	$97,310	$189,232	$(46,803)	$3,138	$(8,026)	$101,582	$(26,865)	$58,397	$127,631

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT MANAGEMENT AND SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that when VY® BlackRock Inflation Protected Bond Portfolio (the “Portfolio”), a series of Voya Investors Trust (“VIT”), enters into new investment management and sub-advisory agreements, the Board of Trustees of VIT (the “Board”), including a majority of Board members who have no direct or indirect interest in the investment management and sub-advisory agreements, and who are not “interested persons” of the Portfolio, must determine whether to approve the new arrangements. Thus, at its meeting held on January 12, 2017, the Board considered the approval of the investment management contract (the “Management Contract”) with Voya Investments, LLC (“VIL”) and the sub-advisory contract (the “Sub-Advisory Contract”) between VIL and BlackRock Financial Management, Inc., the sub-adviser (the “Sub-Adviser”) for the Portfolio in connection with the transfer of advisory services (the “Transfer”) from the existing investment adviser, Directed Services LLC (“DSL”), to VIL, which are both indirect, wholly-owned subsidiaries of Voya Financial, Inc.

In determining whether to approve the Management and Sub-Advisory Contracts for the Portfolio with VIL, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Management and Sub-Advisory Contracts should be approved for the Portfolio.

The materials provided to the Board to inform its consideration of whether to approve the Portfolio’s Management Contract and the Portfolio’s Sub-Advisory Contract included the following: (1) memoranda and related materials provided to the Board in advance of its January 12, 2017 meeting discussing Management’s rationale for requesting the Transfer; (2) VIL’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (3) supporting documentation, including copies of the forms of Management and Sub-Advisory Contracts for the Portfolio; and (4) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other funds in the Voya funds complex. In this regard, the Board placed particular emphasis on the information provided by VIL, DSL and the Sub-Adviser in connection with the Board’s consideration of whether to renew the existing Management and Sub-Advisory Contracts in November 2016 and information provided by VIL and DSL regarding the expected impact of the Transfer.

The Board’s consideration of whether to approve the Management and Sub-Advisory Contracts on behalf of the Portfolio took into account several factors, including, but not limited to, the following: (1) that the management of DSL and VIL is substantially similar; (2) the operations of DSL and VIL are very similar in nature; (3) there are no material changes between the new Management Contract and the existing Management Contract, except with respect to the legal entity that is a party to the Management Contract; (4) no changes were expected in the nature, extent or quality of services provided to the Portfolio, the personnel managing the Portfolio or the manner in which they are managed as a result of the Transfer.

In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Management and Sub-Advisory Contracts because it had reviewed them recently in connection with its November 2016 meetings. Among other factors considered at the November 2016 meetings, the Board considered: (1) the nature, extent and quality of services provided under the existing Management and Sub-Advisory Contracts; (2) the extent to which economics of scale are reflected in the fee rate schedules under the existing Management and Sub-Advisory Contracts; (3) the existence of any “fall-out” benefits to DSL, VIL, the Sub-Adviser and their affiliates; (4) a comparison of the Portfolio’s fee rates, expense ratio and investment performance to those of selected similar funds; and (5) the costs incurred and profits realized by DSL and its affiliates with respect to their services to the Portfolio. A further description of the process followed by the Board in approving the existing Management and Sub-Advisory Contracts at the November 2016 meetings, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolio’s annual report to Shareholders for the period ended December 31, 2016.

The Board also considered that: (1) the Portfolio’s management fee rate will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; (2) the Portfolio’s expense ratio will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board; and (3) the Portfolio’s sub-advisory fee rate payable by VIL to the Sub-Adviser will not change as a result of the Transfer and is reasonable in the context of all factors considered by the Board.

Based on, among other matters, the considerations set forth above and other factors, the Board voted to approve the Management and Sub-Advisory Contracts for the Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related considerations.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-SUB-ADVISORY CONTRACT

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that an investment company such as Voya Investors Trust (“VIT”), on behalf of VY® BlackRock Inflation Protected Bond Portfolio (the “Portfolio”), a series of VIT, can enter into a new sub-sub-advisory agreement, only if the Board of Trustees of VIT (the “Board”), including a majority of Board members who have no direct or indirect interest in the sub-sub-advisory agreement, and who are not “interested persons” of the Portfolio (“Independent Trustees”), approve the new arrangement. Thus, at a meeting on March 9, 2017, the Board considered a proposal by management that the Board approve a sub-sub-advisory agreement between BlackRock Financial Management, Inc. (“BFM”) and BlackRock International Limited (“BIL”) (the “New Sub-Sub-Advisory Agreement”) under which BIL would serve as the sub-sub-adviser to the Portfolio. The Portfolio has been sub-advised by BFM since April 30, 2007.

In determining whether to approve the New Sub-Sub-Advisory Agreement, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Sub-Sub-Advisory Agreement should be approved for the Portfolio.

The materials provided to the Board to inform its consideration of whether to approve the New Sub-Sub-Advisory Agreement included the following: (1) memoranda and related materials provided to the Board in advance of its March 9, 2017 meeting discussing: (a) BFM’s rationale for requesting that BIL be added as a sub-sub-adviser to the Portfolio, including a discussion of the services BIL would provide under the New Sub-Sub-Advisory Agreement; and (b) BIL’s investment philosophy and how it will support BFM’s overall investment process; (2) BFM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (3) supporting documentation, including a copy of the proposed New Sub-Sub-Advisory Agreement; and (4) other information relevant to the Board’s evaluation.

In reviewing the proposed New Sub-Sub-Advisory Agreement, the Board considered a number of factors, including, but not limited to, the following: (1) the view of Voya Investments, LLC, the investment adviser to the Portfolio, regarding the reputation of BFM and BIL and their current and proposed services, respectively; (2) the nature, extent and quality of the services to be provided by BIL under the New Sub-Sub-Advisory Agreement; (3) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of BIL and its fit as a sub-sub-adviser to the Portfolio; (4) the sub-sub-advisory fee rates payable by BFM to BIL under the New Sub-Sub-Advisory Agreement; and (5) the potential fall-out benefits to BIL and its affiliates from their relationship with the Portfolio.

The Board did not consider the profitability of BIL under the respective New Sub-Sub-Advisory Agreement because it did not view this data as essential to its deliberations, given the arm’s-length nature of the relationship between the Adviser and BFM and BIL, neither of which is affiliated with the Adviser, with respect to the negotiation of sub-advisory fee rates and that BFM, and not the Portfolio, will pay BIL’s compensation under the New Sub-Sub-Advisory Agreement. The Board also considered that the expected “fall-out” benefits that would accrue to BIL and its affiliates from BIL’s relationship with the Portfolio were similar in nature to the benefits BFM and its affiliates already may enjoy with respect to BFM’s relationship with the Fund, which the Board concluded were reasonable in connection with its renewal of the sub-advisory agreement with BFM in November 2016. The Board placed limited emphasis on whether economies of scale will be realized by BIL as the Fund (or BIL’s allocation of the Fund) grows larger, because any such economics of scale would inure to the benefit of BFM because BFM pays such fees and BFM’s fee rate schedule for the Portfolio includes breakpoints at higher levels of assets. With respect to performance, the Board considered BFM’s representations regarding the potential benefits to the Portfolio of adding BIL as a sub-sub-adviser.

After its deliberation, the Board reached the following conclusions: (1) BIL should be appointed to serve as a sub-sub-adviser to the Portfolio under the New Sub-Sub-Advisory Agreement; (2) the nature, extent and quality of the services to be provided by BIL under the New Sub-Sub-Advisory Agreement was reasonable; and (3) the sub-sub-advisory fee rate schedule payable by BFM to BIL is reasonable. Based on these conclusions and other factors, the Board voted to approve the New Sub-Sub-Advisory Agreement for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

(THIS PAGE INTENTIONALLY LEFT BLANK)

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT3AIS (0617-082417)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.5%
		Basic Materials: 1.1%
175,000	#	Glencore Finance Canada Ltd., 4.950%, 11/15/21	187,346	0.1
425,000	#	Glencore Funding LLC, 4.125%, 05/30/23	436,657	0.2
224,000	#	Glencore Funding LLC, 4.625%, 04/29/24	234,495	0.1
225,000		LyondellBasell Industries NV, 5.000%, 04/15/19	235,318	0.1
250,000		Sherwin-Williams Co/The, 2.250%, 05/15/20	250,713	0.1
75,000		Sherwin-Williams Co/The, 2.750%, 06/01/22	75,032	0.0
75,000		Sherwin-Williams Co/The, 3.125%, 06/01/24	75,474	0.1
425,000		Sherwin-Williams Co/The, 3.450%, 06/01/27	428,902	0.2
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	403,125	0.2
			2,327,062	1.1

		Communications: 4.6%
550,000		21st Century Fox America, Inc., 4.000%, 10/01/23	581,600	0.3
775,000		Amazon.com, Inc., 3.300%, 12/05/21	807,268	0.4
75,000		AT&T, Inc., 2.800%, 02/17/21	75,853	0.0
425,000		AT&T, Inc., 3.200%, 03/01/22	430,594	0.2
700,000		AT&T, Inc., 3.400%, 05/15/25	689,402	0.3
425,000		AT&T, Inc., 3.000%, 06/30/22	426,221	0.2
341,000		AT&T, Inc., 3.600%, 02/17/23	349,386	0.2
325,000		AT&T, Inc., 3.800%, 03/15/22	336,710	0.2
100,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	106,652	0.1
625,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	676,357	0.3
275,000		Cisco Systems, Inc., 2.200%, 02/28/21	276,607	0.1
293,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	312,219	0.1
230,000		Nokia OYJ, 4.375%, 06/12/27	234,745	0.1
175,000		Sprint Corp., 7.875%, 09/15/23	201,688	0.1
350,000	#	Symantec Corp., 5.000%, 04/15/25	367,171	0.2
350,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	377,696	0.2
350,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	385,023	0.2
275,000		Time Warner Cable LLC, 4.125%, 02/15/21	287,771	0.1
50,000		Time Warner Cable LLC, 5.000%, 02/01/20	53,369	0.0
50,000		Time Warner Cable LLC, 5.875%, 11/15/40	55,978	0.0
185,000	L	T-Mobile USA, Inc., 4.000%, 04/15/22	192,992	0.1
600,000		Verizon Communications, Inc., 2.450%, 11/01/22	588,782	0.3
818,000	#	Verizon Communications, Inc., 2.946%, 03/15/22	824,492	0.4
50,000		Verizon Communications, Inc., 4.125%, 03/16/27	51,747	0.0
1,025,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,139,926	0.5
			9,830,249	4.6

		Consumer, Cyclical: 1.9%
950,000		CVS Health Corp., 3.375%, 08/12/24	967,250	0.5
275,000		CVS Health Corp., 3.500%, 07/20/22	285,479	0.1
375,000		Dollar Tree, Inc., 5.750%, 03/01/23	397,031	0.2
775,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	864,939	0.4
575,000		General Motors Financial Co., Inc., 3.500%, 07/10/19	588,674	0.3
375,000		MGM Resorts International, 6.625%, 12/15/21	421,875	0.2
250,000		Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	257,187	0.1
200,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/26	199,978	0.1
			3,982,413	1.9

		Consumer, Non-cyclical: 3.8%
200,000		AbbVie, Inc., 2.500%, 05/14/20	202,439	0.1
100,000		Allergan Funding SCS, 4.850%, 06/15/44	108,707	0.1
150,000		Aetna, Inc., 2.800%, 06/15/23	149,923	0.1
1,125,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,140,934	0.5
500,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	516,107	0.2
100,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	113,476	0.1

See Accompanying Notes to Financial Statements

1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer, Non-cyclical: (continued)
	475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	484,828	0.2
	525,000		Becton Dickinson and Co., 2.894%, 06/06/22	526,243	0.3
	525,000		Becton Dickinson and Co., 3.363%, 06/06/24	526,806	0.3
	225,000		Becton Dickinson and Co., 4.685%, 12/15/44	232,931	0.1
	700,000	#	EMD Finance LLC, 2.950%, 03/19/22	713,105	0.3
	225,000		Kraft Heinz Foods Co., 2.800%, 07/02/20	228,507	0.1
	275,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	269,096	0.1
	375,000		Medtronic, Inc., 3.150%, 03/15/22	388,275	0.2
	100,000		Molson Coors Brewing Co., 2.100%, 07/15/21	98,422	0.0
	650,000		Mylan NV, 3.950%, 06/15/26	659,875	0.3
	50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	52,000	0.0
	775,000		Reynolds American, Inc., 4.450%, 06/12/25	833,346	0.4
	150,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	142,748	0.1
	300,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	302,785	0.1
	225,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	259,455	0.1
	200,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24	210,750	0.1
				8,160,758	3.8

			Energy: 4.0%
	550,000		Anadarko Petroleum Corp., 3.450%, 07/15/24	538,128	0.3
	125,000	L	Anadarko Petroleum Corp., 5.550%, 03/15/26	139,939	0.1
	400,000		Antero Resources Corp., 5.625%, 06/01/23	407,000	0.2
	420,000		Apache Corp., 4.250%, 01/15/44	395,461	0.2
	349,000		Buckeye Partners L.P., 4.875%, 02/01/21	369,768	0.2
	100,000	#,L	Cenovus Energy, Inc., 4.250%, 04/15/27	95,460	0.0
	75,000		ConocoPhillips Co., 3.350%, 11/15/24	76,508	0.0
	280,000		Devon Energy Corp., 4.750%, 05/15/42	272,788	0.1
	82,000		Devon Energy Corp., 5.600%, 07/15/41	85,545	0.0
	125,000		Energy Transfer L.P., 4.650%, 06/01/21	131,965	0.1
	75,000		Energy Transfer L.P., 4.750%, 01/15/26	78,164	0.0
	475,000		Enterprise Products Operating L.P., 4.877%, 08/01/66	477,375	0.2
	150,000		Halliburton Co., 3.800%, 11/15/25	154,005	0.1
	275,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	277,974	0.1
	100,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	103,486	0.1
	525,000		Kinder Morgan, Inc./DE, 3.050%, 12/01/19	534,445	0.3
	50,000	L	Laredo Petroleum, Inc., 6.250%, 03/15/23	49,875	0.0
	110,000		Petrobras Global Finance BV, 6.850%, 06/05/15	97,625	0.0
	90,000		Petrobras Global Finance BV, 8.375%, 05/23/21	100,969	0.0
	340,000		Petrobras Global Finance BV, 7.375%, 01/17/27	360,570	0.2
	1,840,000		Petroleos De Venezuela SA, 6.000%, 10/28/22	611,785	0.3
EUR	220,000		Petroleos Mexicanos, 5.125%, 03/15/23	283,128	0.1
	250,000		Pioneer Natural Resources Co., 3.450%, 01/15/21	257,040	0.1
	100,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	104,889	0.1
	200,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	204,227	0.1
	425,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/26	430,670	0.2
	375,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	414,704	0.2
	100,000		Sabine Pass Liquefaction LLC, 6.250%, 03/15/22	113,337	0.1
	425,000		Western Gas Partners L.P., 3.950%, 06/01/25	422,983	0.2
	580,000		Williams Partners L.P., 3.600%, 03/15/22	593,115	0.3
	200,000		Williams Partners L.P., 3.900%, 01/15/25	202,532	0.1
				8,385,460	4.0

			Financial: 8.8%
	450,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 07/01/22	482,762	0.2
	200,000		American International Group, Inc., 3.750%, 07/10/25	204,076	0.1
	200,000		American International Group, Inc., 4.800%, 07/10/45	214,585	0.1

See Accompanying Notes to Financial Statements

2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/23	386,248	0.2
125,000		American Tower Corp., 3.300%, 02/15/21	128,361	0.1
200,000		American Tower Corp., 3.400%, 02/15/19	204,265	0.1
675,000		Bank of America Corp., 3.248%, 10/21/27	653,761	0.3
400,000		Bank of America Corp., 4.000%, 04/01/24	419,551	0.2
100,000		Bank of America Corp., 6.110%, 01/29/37	122,902	0.1
275,000		Bank of America Corp., 6.500%, 10/29/49	306,124	0.1
200,000	#	BNP Paribas SA, 4.375%, 05/12/26	207,634	0.1
100,000	#	Brighthouse Financial, Inc., 3.700%, 06/22/27	98,669	0.1
250,000		Chubb Corp./The, 3.408%, 04/15/37	248,750	0.1
250,000		Citigroup, Inc., 4.125%, 07/25/28	254,372	0.1
225,000		Citigroup, Inc., 4.600%, 03/09/26	236,547	0.1
250,000	#	Credit Agricole SA/London, 4.125%, 01/10/27	261,801	0.1
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	225,380	0.1
250,000	#	Credit Suisse Group AG, 4.282%, 01/09/28	258,749	0.1
100,000		Crown Castle International Corp., 2.250%, 09/01/21	98,498	0.1
375,000		Crown Castle International Corp., 5.250%, 01/15/23	417,018	0.2
100,000		Deutsche Bank AG/London, 2.500%, 02/13/19	100,415	0.1
350,000		Education Realty Operating Partnership L.P., 4.600%, 12/01/24	356,378	0.2
306,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	334,039	0.2
50,000		Hartford Financial Services Group, Inc./The, 5.125%, 04/15/22	55,556	0.0
450,000		HSBC Holdings PLC, 3.262%, 03/13/23	458,775	0.2
500,000		ING Bank NV, 4.125%, 11/21/23	511,961	0.2
525,000		JPMorgan Chase & Co., 2.950%, 10/01/26	507,340	0.2
375,000		JPMorgan Chase & Co., 2.972%, 01/15/23	379,698	0.2
1,700,000		Kreditanstalt fuer Wiederaufbau, 1.125%, 08/06/18	1,694,735	0.8
50,000	#	Macquarie Bank Ltd., 6.625%, 04/07/21	56,389	0.0
50,000		MetLife, Inc., 4.050%, 03/01/45	50,623	0.0
350,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/21	355,830	0.2
1,000,000		Morgan Stanley, 2.553%, 10/24/23	1,018,117	0.5
800,000		Morgan Stanley, 3.700%, 10/23/24	821,861	0.4
25,000		Morgan Stanley, 4.000%, 07/23/25	26,123	0.0
200,000		National Retail Properties, Inc., 3.600%, 12/15/26	198,786	0.1
225,000		Principal Financial Group, Inc., 3.100%, 11/15/26	222,174	0.1
300,000		Realty Income Corp., 3.000%, 01/15/27	284,743	0.1
450,000		Santander Holdings USA, Inc., 2.650%, 04/17/20	449,117	0.2
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	478,377	0.2
775,000		Synchrony Financial, 3.000%, 08/15/19	786,343	0.4
425,000		TD Ameritrade Holding Corp., 2.950%, 04/01/22	435,132	0.2
100,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	112,347	0.1
225,000	#	UBS Group Funding Switzerland AG, 3.000%, 04/15/21	228,634	0.1
800,000	#	UniCredit SpA, 3.750%, 04/12/22	820,115	0.4
250,000	#	UniCredit SpA, 4.625%, 04/12/27	264,248	0.1
350,000	#	UniCredit SpA, 5.861%, 06/19/32	360,171	0.2
300,000		Vereit Operating Partnership L.P., 3.000%, 02/06/19	303,132	0.1
250,000		VEREIT Operating Partnership L.P., 4.125%, 06/01/21	262,015	0.1
175,000		VEREIT Operating Partnership L.P., 4.875%, 06/01/26	185,661	0.1
750,000		Wells Fargo & Co., 3.000%, 10/23/26	731,276	0.4
275,000		Westpac Banking Corp., 4.322%, 11/23/31	282,426	0.1
			18,562,590	8.8

		Industrial: 0.7%
150,000	#	Park Aerospace Holdings Ltd., 5.250%, 08/15/22	157,360	0.1
100,000	#	Park Aerospace Holdings Ltd., 5.500%, 02/15/24	104,700	0.1
300,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	307,597	0.1

See Accompanying Notes to Financial Statements

3

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Industrial: (continued)
	200,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/23	208,000	0.1
	250,000		Roper Technologies, Inc., 3.000%, 12/15/20	256,055	0.1
	375,000	#	Sealed Air Corp., 5.250%, 04/01/23	404,063	0.2
				1,437,775	0.7

			Technology: 2.1%
	475,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.000%, 01/15/22	479,691	0.2
	575,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/24	588,913	0.3
	225,000	#	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/27	231,525	0.1
	425,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	445,505	0.2
	300,000		Fiserv, Inc., 2.700%, 06/01/20	303,800	0.2
	200,000		Hewlett Packard Enterprise Co., 4.900%, 10/15/25	210,046	0.1
	400,000		Microsoft Corp., 3.125%, 11/03/25	408,609	0.2
	700,000	#	NXP BV / NXP Funding LLC, 4.625%, 06/01/23	756,875	0.4
	400,000		Oracle Corp., 2.500%, 05/15/22	404,018	0.2
	300,000		Qualcomm, Inc., 2.600%, 01/30/23	299,260	0.1
	300,000		Qualcomm, Inc., 2.900%, 05/20/24	299,586	0.1
				4,427,828	2.1

			Utilities: 0.5%
	525,000	#	Enel Finance International NV, 2.875%, 05/25/22	526,264	0.2
	250,000		Puget Sound Energy, Inc., 6.974%, 06/01/67	240,625	0.1
	400,000		Southern Co/The, 2.350%, 07/01/21	397,423	0.2
				1,164,312	0.5

		Total Corporate Bonds/Notes
		(Cost $57,334,904)		58,278,447	27.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.6%
	300,548		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/35	270,001	0.1
EUR	398,709	#	Credit Suisse European Mortgage Capital Ltd. 2015-1HWA A, 2.750%, 04/20/20	447,417	0.2
	682,390	^	Fannie Mae 2013-130 SN, 5.434%, 10/25/42	130,939	0.1
	393,260	^	Fannie Mae REMIC Trust 2011-124 SC, 5.334%, 12/25/41	71,866	0.0
	357,399	^	Fannie Mae REMIC Trust 2013-131 SA, 4.884%, 12/25/43	56,627	0.0
	289,302	^	Fannie Mae REMIC Trust 2013-96 SW, 4.884%, 09/25/43	46,587	0.0
	667,319	^	Fannie Mae REMIC Trust 2013-96 SY, 4.934%, 07/25/42	110,253	0.1
	430,147	^	Fannie Mae REMIC Trust 2014-87 MS, 5.034%, 01/25/45	69,370	0.0
	614,167	^	Fannie Mae REMIC Trust 2015-79 SA, 5.034%, 11/25/45	102,071	0.0
	1,322,361	^	Fannie Mae REMIC Trust 2015-81 SA, 4.484%, 11/25/45	186,992	0.1
	329,072	^	Fannie Mae REMIC Trust 2015-82 MS, 4.484%, 11/25/45	48,148	0.0
	805,091	^	Fannie Mae Series 2016-3 IP, 4.000%, 02/25/46	165,179	0.1
	1,013,056	^	Freddie Mac 4583 ST, 4.841%, 05/15/46	197,700	0.1
	2,441,263	^	Freddie Mac 4596 CS, 4.941%, 06/15/46	394,802	0.2
	203,199	^	Freddie Mac REMIC Trust 4320 SD, 4.941%, 07/15/39	32,290	0.0
	467,422	^	Freddie Mac REMIC Trust 4326 GS, 4.891%, 04/15/44	82,027	0.0
	350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 5.866%, 10/25/28	395,405	0.2
	839,539	^	Ginnie Mae 2014-20 SA, 4.888%, 02/20/44	139,288	0.1
	747,436	^	Ginnie Mae 2015-111 IM, 4.000%, 08/20/45	122,732	0.1
	634,972	^	Ginnie Mae 2015-119 SN, 5.038%, 08/20/45	108,952	0.1
	578,313	^	Ginnie Mae 2016-138 GI, 4.000%, 10/20/46	104,223	0.1
	433,397	^	Ginnie Mae Series 2010-20 SE, 5.038%, 02/20/40	73,172	0.0
	258,909	^	Ginnie Mae Series 2010-31 SA, 4.538%, 03/20/40	38,881	0.0
	170,705	^	Ginnie Mae Series 2012-149 MS, 5.038%, 12/20/42	28,753	0.0
	95,573	^	Ginnie Mae Series 2013-134 DS, 4.888%, 09/20/43	15,655	0.0
	280,761	^	Ginnie Mae Series 2013-152 SG, 4.938%, 06/20/43	46,611	0.0
	628,863	^	Ginnie Mae Series 2013-181 SA, 4.888%, 11/20/43	106,022	0.1

See Accompanying Notes to Financial Statements

4

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	945,217	^	Ginnie Mae Series 2014-132 SL, 4.888%, 10/20/43	136,721	0.1
	459,682	^	Ginnie Mae Series 2014-133 BS, 4.388%, 09/20/44	65,627	0.0
	107,614	^	Ginnie Mae Series 2014-41 SA, 4.888%, 03/20/44	18,072	0.0
	999,676	^	Ginnie Mae Series 2015-110 MS, 4.498%, 08/20/45	151,988	0.1
	292,791	^	Ginnie Mae Series 2015-126 HS, 4.988%, 09/20/45	48,926	0.0
	299,464	^	Ginnie Mae Series 2015-159 HS, 4.988%, 11/20/45	50,211	0.0
	677,346	^	Ginnie Mae Series 2016-4 SM, 4.438%, 01/20/46	96,529	0.0
	1,000,000	#	Mortgage Repurchase Agreement Financing Trust Series 2016-1 A2, 2.174%, 04/10/19	1,000,284	0.5
	250,000	#	Mortgage Repurchase Agreement Financing Trust Series 2017-1 A1, 2.074%, 07/10/19	250,118	0.1
	600,000	#	Mortgage Repurchase Agreement Financing Trust, Series 2016-1, 2.124%, 04/10/19	600,098	0.3
	950,000	#	Mortgage Repurchase Agreement Financing Trust, Series 2016-2, 2.524%, 03/10/19	950,189	0.5
	754,151		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 1.732%, 08/25/46	688,884	0.3

		Total Collateralized Mortgage Obligations
		(Cost $7,463,548)		7,649,610	3.6

MUNICIPAL BONDS: 1.0%
			California: 0.5%
	400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/40	526,448	0.2
	350,000		Bay Area Toll Authority, 7.043%, 04/01/50	535,552	0.3
				1,062,000	0.5

			Minnesota: 0.1%
	250,000		Northstar Education Finance, Inc., 1.272%, 04/28/30	246,897	0.1

			Puerto Rico: 0.4%
	100,000	±	Commonwealth of Puerto Rico, 6.000%, 07/01/39	59,750	0.1
	275,000	±	Commonwealth of Puerto Rico, 8.000%, 07/01/35	166,719	0.1
	85,000		Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.250%, 07/01/42	66,189	0.1
	210,000	±	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 08/01/41	54,338	0.0
	70,000	±	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 08/01/43	18,113	0.0
	25,000	±	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.375%, 08/01/38	6,469	0.0
	1,000,000	±	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.500%, 08/01/37	258,750	0.1
	110,000	±	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.750%, 08/01/37	28,462	0.0
	220,000	±	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/43	56,925	0.0
	45,000	±	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.750%, 08/01/32	11,981	0.0
	150,000	±	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/39	39,188	0.0
	65,000	±	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/42	16,981	0.0
				783,865	0.4

		Total Municipal Bonds
		(Cost $2,554,448)		2,092,762	1.0

STRUCTURED PRODUCTS: 0.8%
EGP	5,000,000	Z	Citibank N.A. - Fully-Funded Total Return Swap, Receive the total return of the Arab Republic of Egypt Treasury Bill, 19.390%, 02/08/18	247,215	0.1
EGP	5,080,000	#,Z	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 18.540%, 08/10/17	276,139	0.2
EGP	5,000,000	#,Z	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 19.000%, 11/02/17	257,936	0.1
EGP	12,550,000	#,Z	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 19.000%, 05/03/18	593,999	0.3

See Accompanying Notes to Financial Statements

5

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
STRUCTURED PRODUCTS: (continued)
EGP	5,000,000	Z	JPMorgan Chase Bank N.A. - Fully-Funded Total Return Swap, Receive the total return of the Arab Republic of Egypt Treasury Bill, 18.100%, 02/15/18	245,772	0.1

		Total Structured Products
		(Cost $1,644,184)		1,621,061	0.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.8%
			Federal Home Loan Bank: 1.1%
	900,000		2.625%, due 09/12/25	905,180	0.4
	1,300,000		2.875%, due 06/13/25	1,337,727	0.7
				2,242,907	1.1

			Federal Home Loan Mortgage Corporation: 8.6%##
	15,000,000	W	4.000%, due 07/01/45	15,769,336	7.4
	1,438,329		3.500%, due 04/01/43	1,484,529	0.7
	889,714		3.500%, due 03/01/46	920,001	0.4
	95,315		4.000%, due 02/01/41	100,674	0.1
	55,935		4.000%, due 02/01/41	59,068	0.0
				18,333,608	8.6

			Federal National Mortgage Association: 10.9%##
	1,400,000		1.875%, due 09/24/26	1,329,327	0.6
	825,493		3.500%, due 10/01/42	851,414	0.4
	649,145		3.500%, due 05/01/46	670,143	0.3
	927,650		3.500%, due 06/01/46	962,821	0.5
	9,000,000	W	3.500%, due 07/01/47	9,244,336	4.4
	8,000,000	W	4.000%, due 08/01/45	8,396,406	4.0
	800,826		4.500%, due 04/01/45	877,080	0.4
	94,634		4.500%, due 05/01/45	103,500	0.0
	141,943		6.000%, due 09/01/35	161,218	0.1
	53,796		6.000%, due 09/01/36	61,189	0.0
	55,299		6.000%, due 12/01/36	62,227	0.0
	117,198		6.000%, due 07/01/37	133,132	0.1
	145,944		6.000%, due 08/01/38	165,190	0.1
				23,017,983	10.9

			Government National Mortgage Association: 12.2%
	3,239,121		4.000%, due 10/20/43	3,426,879	1.6
	1,513,882		4.000%, due 07/20/45	1,595,011	0.7
	387,647		4.000%, due 08/20/45	408,527	0.2
	1,542,863		4.000%, due 09/20/45	1,625,545	0.8
	2,524,431		4.000%, due 10/20/45	2,659,716	1.3
	923,588		4.000%, due 11/20/45	973,083	0.5
	1,097,532		4.000%, due 02/20/46	1,156,349	0.5
	4,759,851		4.000%, due 03/20/46	5,014,933	2.4
	6,635,788		4.000%, due 04/20/46	6,991,402	3.3
	869,535		4.000%, due 05/20/46	916,134	0.4
	997,991		4.000%, due 05/20/47	1,053,752	0.5
				25,821,331	12.2

		Total U.S. Government Agency Obligations
		(Cost $69,772,899)		69,415,829	32.8

U.S. TREASURY OBLIGATIONS: 13.3%
			Treasury Inflation Indexed Protected Securities: 1.1%
	264,840		0.125%, due 01/15/23	262,521	0.1
	309,714		0.250%, due 01/15/25	304,318	0.1
	429,668		0.625%, due 01/15/24	435,937	0.2
	823,272		0.625%, due 01/15/26	828,850	0.4
	212,724		0.875%, due 02/15/47	206,657	0.1
	284,728		2.500%, due 01/15/29	342,627	0.2
				2,380,910	1.1

			U.S. Treasury Bonds: 5.4%
	5,900,000		2.250%, due 11/15/25	5,901,729	2.8
	2,760,000		2.875%, due 11/15/46	2,780,537	1.3
	2,160,000		3.000%, due 11/15/45	2,228,934	1.0
	590,000		3.000%, due 05/15/47	610,062	0.3
				11,521,262	5.4

			U.S. Treasury Notes: 5.8%
	3,180,000		2.125%, due 03/31/24	3,181,924	1.5
	5,270,000		2.000%, due 04/30/24	5,229,753	2.5
	2,130,000		2.000%, due 05/31/24	2,112,568	1.0
	1,800,000		2.250%, due 01/31/24	1,816,699	0.8
				12,340,944	5.8

			U.S. Treasury STRIP: 1.0%
	1,930,000	^	2.696%, due 02/15/36	1,162,738	0.6
	1,500,000	^,(a)	2.718%, due 08/15/36	885,020	0.4
				2,047,758	1.0

		Total U.S. Treasury Obligations
		(Cost $28,287,783)		28,290,874	13.3

ASSET-BACKED SECURITIES: 17.9%
			Other Asset-Backed Securities: 9.3%
	250,000	#	B&M CLO 2014-1A A2, 3.108%, 04/16/26	249,998	0.1
	1,050,000	#	BlueMountain CLO 2014-2A AR, 2.369%, 07/20/26	1,050,000	0.5
	1,323,300	#	Crown Point CLO III Ltd. 2015-3A A1A, 2.568%, 12/31/27	1,324,622	0.6
	1,050,000	#	Cutwater 2014-1A A1AR Ltd., 2.469%, 07/15/26	1,049,998	0.5
	650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 2.756%, 04/25/27	650,167	0.3
	800,000	#	Halcyon Loan Advisors Funding 2015-1A A, 2.606%, 04/20/27	801,002	0.4
	1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A, 2.546%, 07/25/27	1,048,566	0.5
	1,583,955	#	ICG US CLO 2014-1A A1, 2.306%, 04/20/26	1,579,485	0.7
	1,050,000	#	Neuberger Berman CLO XIX Ltd. 2015-19A A1R, 2.354%, 07/15/27	1,050,000	0.5
	983,746	#	OFSI Fund VI Ltd. 2014-6A A1, 2.188%, 03/20/25	975,919	0.5
	2,044,795	#	OFSI Fund VII Ltd. 2014-7A A, 2.498%, 10/18/26	2,045,895	1.0
	505,205	#	OFSI Fund VII Ltd. 2014-7A B, 3.288%, 10/18/26	505,223	0.2
	1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 2.688%, 04/15/27	1,651,020	0.8

See Accompanying Notes to Financial Statements

6

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
	1,000,000		Soundview Home Loan Trust 2005-2 M6, 2.296%, 07/25/35	990,899	0.5
	800,000	#	Trinitas CLO II Ltd. 2014-2A A1R, 2.339%, 07/15/26	799,981	0.4
	1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 2.668%, 07/15/27	1,002,377	0.5
	480,395		Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust A3, 1.446%, 04/25/37	457,314	0.2
	1,500,000	#	York CLO 1 Ltd. 2014-1A AR, 2.303%, 01/22/27	1,499,991	0.7
	916,981	#	Z Capital Credit Partners CLO Ltd. 2015-1A A1, 2.488%, 07/16/27	914,169	0.4
				19,646,626	9.3

			Student Loan Asset-Backed Securities: 8.6%
	1,150,000	#	Academic Loan Funding Trust 2012-1A A2, 2.316%, 12/27/44	1,148,482	0.5
	235,801	#	Bank of America Student Loan Trust 2010-1A A, 1.956%, 02/25/43	237,142	0.1
	178,242		Brazos Higher Education Authority, Inc. 2005-2 A11, 1.293%, 09/27/21	178,184	0.1
	911,429	#	ECMC Group Student Loan Trust 2016-1, 2.566%, 07/26/66	913,793	0.4
	611,995	#	Edsouth Indenture No 9 LLC 2015-1 A, 2.016%, 10/25/56	608,410	0.3
	1,100,000	#	EFS Volunteer No 2 LLC 2012-1 A2, 2.566%, 03/25/36	1,119,381	0.5
	650,000	#	EFS Volunteer No 3 LLC 2012-1 A3, 2.216%, 04/25/33	654,546	0.3
	600,000		Montana Higher Education Student Assistance Corp. 2012-1 A3, 2.262%, 07/20/43	591,065	0.3
	1,829,961	#	Navient Student Loan Trust 2016-5A A, 2.466%, 06/25/65	1,861,448	0.9
	887,594	#	Navient Student Loan Trust 2016-7 A, 2.366%, 03/25/66	898,100	0.4
	1,050,000	#	Nelnet Student Loan Trust 2006-1 A6, 1.636%, 08/23/36	1,011,065	0.5
	937,280	#	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 2.366%, 09/25/65	947,631	0.5
	309,108	#	Scholar Funding Trust 2010-A A, 1.922%, 10/28/41	304,959	0.2
	649,611	#	SLM Student Loan Trust 2003-1 A5A, 1.356%, 12/15/32	620,901	0.3
	859,929	#	SLM Student Loan Trust 2003-7A A5A, 2.446%, 12/15/33	869,856	0.4
	800,000	#	SLM Student Loan Trust 2004-8A A6, 1.786%, 01/25/40	791,141	0.4
	703,497		SLM Student Loan Trust 2005-4 A3, 1.276%, 01/25/27	700,038	0.3
	250,000		SLM Student Loan Trust 2005-5 A5, 1.906%, 10/25/40	244,989	0.1
	405,119		SLM Student Loan Trust 2007-1 A5, 1.246%, 01/26/26	403,807	0.2
	750,000		SLM Student Loan Trust 2007-2 A4, 1.216%, 07/25/22	726,794	0.3
	468,297		SLM Student Loan Trust 2007-7 A4, 1.486%, 01/25/22	461,457	0.2
	168,996		SLM Student Loan Trust 2008-2 A3, 1.906%, 04/25/23	168,352	0.1
	474,051		SLM Student Loan Trust 2008-4 A4, 2.806%, 07/25/22	486,132	0.2
	1,275,793		SLM Student Loan Trust 2008-5 A4, 2.856%, 07/25/23	1,311,639	0.6
	600,000		SLM Student Loan Trust 2008-6 A4, 2.256%, 07/25/23	604,255	0.3
	350,000		SLM Student Loan Trust 2008-8 A4, 2.656%, 04/25/23	358,574	0.2
				18,222,141	8.6

		Total Asset-Backed Securities
		(Cost $37,448,521)		37,868,767	17.9

FOREIGN GOVERNMENT BONDS: 3.3%
	460,000	#	Argentine Republic Government International Bond, 7.125%, 06/28/17	418,140	0.2
BRL	439,000		Brazil Notas do Tesouro Nacional Series B, 6.000%, 08/15/50	426,894	0.2
	520,000		Colombia Government International Bond, 4.000%, 02/26/24	541,060	0.2
	160,000		Dominican Republic International Bond, 5.500%, 01/27/25	166,000	0.1
	340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	352,750	0.2
	290,000		Dominican Republic International Bond, 6.850%, 01/27/45	310,300	0.1
	200,000		Ecuador Government International Bond, 9.650%, 12/13/26	200,740	0.1

See Accompanying Notes to Financial Statements

7

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	200,000	#	Indonesia Government International Bond, 3.700%, 01/08/22	206,039	0.1
	200,000		Indonesia Government International Bond, 4.125%, 01/15/25	206,716	0.1
	260,000	#	Indonesia Government International Bond, 4.350%, 01/08/27	271,458	0.1
	400,000		Indonesia Government International Bond, 5.375%, 10/17/23	445,206	0.2
	1,039,000		Israel Government AID Bond, 5.500%, 12/04/23	1,236,162	0.6
	1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,637,958	0.8
MXN	434,700		Mexican Bonos, 7.750%, 11/23/34	25,748	0.0
MXN	19,100		Mexican Bonos, 8.000%, 11/07/47	1,148	0.0
	240,000		Mexico Government International Bond, 4.600%, 01/23/46	235,272	0.1
	130,000		Mexico Government International Bond, 4.750%, 03/08/44	130,455	0.1
BRL	1,004,000		Nota Do Tesouro Nacional, 01/01/27	294,427	0.1

		Total Foreign Government Bonds
		(Cost $7,006,164)		7,106,473	3.3

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
		Financials: 0.1%
9,690	@,P	Delphi Financial Group, Inc.	208,941	0.1

	Total Preferred Stock
	(Cost $215,552)		208,941	0.1

	Total Long-Term Investments
	(Cost $211,728,003)		212,532,764	100.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 14.3%
		Corporate Bonds/Notes: 0.7%
975,000		Allergan Funding SCS, 2.350%, 03/12/18	979,250	0.4
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	580,400	0.3
			1,559,650	0.7

		Securities Lending Collateralcc: 0.2%
457,808		BNP Paribas S.A., Repurchase Agreement dated 06/30/17, 1.10%, due 07/03/17 (Repurchase Amount $457,849, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $466,964, due 07/20/17-09/09/49)	457,808	0.2
25,385		HSBC Securities USA, Repurchase Agreement dated 06/30/17, 1.06%, due 07/03/17 (Repurchase Amount $25,387, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $25,893, due 07/15/17-01/15/37)	25,385	0.0
12,468		Jefferies LLC, Repurchase Agreement dated 06/30/17, 1.24%, due 07/03/17 (Repurchase Amount $12,469, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $12,717, due 07/07/17-01/15/30)	12,468	0.0
			495,661	0.2

		Collateralized Mortgage Obligations: 0.2%
500,000	#	Station Place Securitization Trust 2015-2, 2.189%, 05/15/18
		(Cost $500,000)	500,000	0.2

		U.S. Treasury Obligations: 2.6%
5,394,831		United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/18
		(Cost $5,411,816)	5,377,341	2.6

See Accompanying Notes to Financial Statements

8

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2017 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 10.6%
22,400,354	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.860%††
	(Cost $22,400,354)	22,400,354	10.6

	Total Short-Term Investments
	(Cost $30,363,089)	30,333,006	14.3

	Total Investments in Securities (Cost $242,091,092)	$242,865,770	114.6
	Liabilities in Excess of Other Assets	(30,951,593)	(14.6)
	Net Assets	$211,914,177	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2017.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2017.
(a)	Separate Trading of Registered Interest and Principal of Securities

BRL	Brazilian Real
EGP	Egyptian Pound
EUR	EU Euro
MXN	Mexican Peso

Cost for federal income tax purposes is $242,206,696.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,354,665
Gross Unrealized Depreciation	(1,695,591)

Net Unrealized Appreciation	$659,074

See Accompanying Notes to Financial Statements

9

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 6, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 6, 2017